Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.12%
U.S. Treasury Bonds-86.29%
7.88%, 02/15/2021	$7,473,200	$7,879,555
7.13%, 02/15/2023	6,818,300	8,102,191
7.63%, 02/15/2025	6,120,300	8,222,599
6.00%, 02/15/2026	6,377,700	8,404,613
6.63%, 02/15/2027	5,975,800	8,418,175
5.25%, 02/15/2029	6,142,700	8,593,901
5.38%, 02/15/2031	17,526,900	26,147,944
4.50%, 02/15/2036	17,559,500	26,933,255
4.75%, 02/15/2037	5,604,100	8,965,575
4.38%, 02/15/2038	5,830,700	9,076,304
3.50%, 02/15/2039	6,408,400	9,087,787
4.63%, 02/15/2040	5,565,800	9,033,880
4.75%, 02/15/2041	5,447,600	9,031,738
3.13%, 02/15/2042	6,694,400	9,072,743
3.13%, 02/15/2043	6,697,800	9,080,359
3.63%, 02/15/2044	6,235,000	9,134,397
2.50%, 02/15/2045	7,488,500	9,241,131
2.50%, 02/15/2046	7,450,900	9,232,131
3.00%, 02/15/2047	6,781,700	9,245,232
3.00%, 02/15/2048	6,738,000	9,231,060
3.00%, 02/15/2049	6,681,000	9,224,478
2.00%, 02/15/2050	8,311,000	9,529,243
		230,888,291
	Principal Amount	Value
U.S. Treasury Notes-12.83%
2.00%, 02/15/2022	$8,028,200	$8,280,022
2.75%, 02/15/2024	7,702,000	8,418,948
2.75%, 02/15/2028	7,430,000	8,680,765
1.50%, 02/15/2030	8,276,000	8,952,627
		34,332,362
Total U.S. Treasury Securities (Cost $260,488,400)		265,220,653
	Shares
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(a)(b) (Cost $43,338)	43,338	43,338
TOTAL INVESTMENTS IN SECURITIES-99.14% (Cost $260,531,738)		265,263,991
OTHER ASSETS LESS LIABILITIES-0.86%		2,311,905
NET ASSETS-100.00%		$267,575,896
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$41,740	$2,957,736	$(2,956,138)	$-	$-	$43,338	$1,096
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	36,202,654	(36,202,654)	-	-	-	4,587
Invesco Liquid Assets Portfolio, Institutional Class*	-	5,566,546	(5,566,420)	-	(126)	-	71
Invesco Private Government Fund*	-	57,889,351	(57,889,351)	-	-	-	41
Total	$41,740	$102,616,287	$(102,614,563)	$-	$(126)	$43,338	$5,795

*	At May 31, 2020, this security was no longer held.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.43%
California-98.06%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$2,044,760
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,718,625
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2039	540	580,181
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,323,280
California (State of), Series 2012, Ref. GO Bonds	5.00%	02/01/2038	775	827,731
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,282,832
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,203,520
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,205,909
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,142,510
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,151,280
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,791,795
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,397,340
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,220,080
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	777,249
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,738,500
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2033	1,000	1,248,230
California (State of) Educational Facilities Authority (California Institute of Technology), Series 1994, VRD RB(b)	0.07%	01/01/2024	10,000	10,000,000
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	1,500	1,778,415
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,296,200
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	584,900
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	1,500	1,679,850
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	1,000	1,606,920
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,135,070
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	500	554,085
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	22,000	25,002,560
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB	5.00%	08/15/2035	3,000	3,114,060
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB	5.00%	08/15/2043	1,000	1,133,960
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	685	741,389
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB	4.00%	10/01/2045	1,000	1,129,070
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion), Series 2019, RB	5.00%	08/01/2049	1,250	1,530,638
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	3,313,814
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,049,980
California (State of) Municipal Finance Authority (Eisenhower Medical Center), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,116,980
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,071,650
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	542,895
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,172,070
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB	5.00%	01/01/2048	1,000	1,229,320
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,162,460
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	670	814,298
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(c)(d)	5.00%	11/01/2024	1,000	1,201,050
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,764,840
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,143,550
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	850	992,843
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	1,000	1,058,150

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018, RB	4.00%	08/01/2045	$1,000	$1,037,320
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group), Series 2011, Ref. RB(c)(d)	5.00%	12/01/2021	1,045	1,118,965
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,053,030
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,574,445
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,113,380
California State University, Series 2012 A, RB	5.00%	11/01/2037	2,940	3,226,532
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,500	1,786,815
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	615,215
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,730,620
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(e)	5.00%	08/01/2050	800	879,752
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	4,750	5,401,843
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,332,780
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	6,370,400
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB	5.88%	02/15/2034	2,500	2,510,325
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,656,705
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,795,680
East Bay Municipal Utility District, Series 2017 A, RB	5.00%	06/01/2042	1,500	1,823,985
East Bay Municipal Utility District, Series 2017 A, RB	5.00%	06/01/2045	2,000	2,419,420
East Whittier City School District, Series 2020 C, GO Bonds	4.00%	08/01/2047	2,775	3,092,321
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,128,360
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,411,390
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,111,210
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,994,056
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,263,280
Lodi Unified School District, Series 2020, GO Bonds	3.00%	08/01/2043	5,000	5,171,400
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	504,435
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,781,565
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	508,340
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,718,580
Los Angeles (City of), CA, Series 2017 A, RB	5.25%	06/01/2047	1,000	1,229,860
Los Angeles (City of), CA Department of Airports, Series 2010 A, RB	5.00%	05/15/2040	390	394,875
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,301,180
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,158,315
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	3,000	3,774,930
Los Angeles (City of), CA Department of Water, Series 2011 A, RB	5.00%	07/01/2041	1,250	1,280,413
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,185,160
Los Angeles (City of), CA Department of Water, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,462,100
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	6,226,250
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,161,800
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	4,445	4,800,778
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,158,410
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,151,920
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,958,500
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,783,035
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,819,020
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	5,235	6,622,170
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2041	1,000	1,225,640
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	7,952,425
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2044	2,000	2,480,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,316,100
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,227,324
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	10,645	12,915,153

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2037	$1,130	$1,226,174
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2042	2,330	2,518,893
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,220,970
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,380,106
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	286,500
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,996,954
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,194,900
Los Angeles Unified School District (Election 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,236,240
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,368,700
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	6,083,150
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	7,000	9,068,360
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,366,870
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	6,076,050
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,748,140
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,247,280
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	1,500	1,673,100
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,617,970
Sacramento (City of), CA, Series 2018 A, RB	5.00%	06/01/2043	4,500	5,081,535
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	6,000	6,733,080
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,737,189
San Bernardino Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	3,500	3,971,975
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,156,110
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,183,910
San Diego (City of), CA Public Facilities Financing Authority (Master), Series 2010 A, Ref. RB(c)(d)	5.25%	09/01/2020	700	708,834
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,802,145
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,581,490
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,742,440
San Diego (County of), CA Water Authority, Series 2016 B, Ref. RB	5.00%	05/01/2037	1,000	1,211,310
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds	5.00%	07/01/2035	1,000	1,131,760
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,190,430
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	16,568,870
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,642,750
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,253,560
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	4,465	5,155,200
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,342,580
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,320,550
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,625,800
San Francisco Bay Area Rapid Transit District, Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,772,685
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB	5.00%	06/01/2039	3,000	3,251,940
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	11,000	13,948,440
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,780,100
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,742,050
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	2,073,180
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,848,531
Santa Cruz (County of), CA Redevelopment Agency, Series 2015 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	2,500	2,902,725
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,132,130
Sonoma Valley Unified School District, Series 2020, GO Bonds	4.00%	08/01/2047	1,500	1,722,615
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,297,000
University of California, Series 2012 G, RB(c)(d)	5.00%	05/15/2022	745	814,658
University of California, Series 2012 G, RB	5.00%	05/15/2037	755	819,688
University of California, Series 2017 AV, RB	5.25%	05/15/2042	2,000	2,466,620

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	$1,500	$1,850,190
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,831,125
				421,997,898
Puerto Rico-0.37%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	1,100	1,104,521
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS - AGC)(a)	5.13%	07/01/2047	500	500,030
				1,604,551
TOTAL INVESTMENTS IN SECURITIES(f)-98.43% (Cost $400,329,920)				423,602,449
OTHER ASSETS LESS LIABILITIES-1.57%				6,744,688
NET ASSETS-100.00%				$430,347,137

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to crossover refunding.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2020
(Unaudited)
	Shares	Value
Closed-End Funds-99.99%
Bonds-41.14%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,998,078	$14,712,927
BlackRock Core Bond Trust(a)	624,660	9,401,133
BlackRock Credit Allocation Income Trust(a)	1,122,588	15,188,616
BlackRock Income Trust, Inc.(a)	721,208	4,435,429
BlackRock Limited Duration Income Trust	467,564	6,541,220
BlackRock Multi-Sector Income Trust(a)	520,143	7,292,405
BlackRock Taxable Municipal Bond Trust(a)	552,696	13,203,907
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	257,627	6,056,811
Cohen & Steers Select Preferred and Income Fund, Inc.	87,045	2,182,218
DoubleLine Income Solutions Fund(a)	861,229	12,401,698
DoubleLine Opportunistic Credit Fund(a)	116,277	2,176,705
Duff & Phelps Utility and Corporate Bond Trust, Inc.	248,022	2,281,802
Eaton Vance Limited Duration Income Fund(a)	1,686,667	19,025,604
Eaton Vance Short Duration Diversified Income Fund(a)	242,192	2,714,972
Eaton Vance Tax-Managed Buy-Write Strategy Fund(a)	99,644	905,764
First Trust Aberdeen Global Opportunity Income Fund	157,744	1,558,511
First Trust Intermediate Duration Preferred & Income Fund(a)	613,080	12,893,072
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	157,207	3,952,184
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	291,384	5,845,163
Flaherty & Crumrine Total Return Fund, Inc.(a)	84,102	1,700,542
Franklin Ltd. Duration Income Trust(a)	371,477	3,064,685
Franklin Universal Trust(a)	399,045	2,729,468
Guggenheim Taxable Municipal Managed Duration Trust(a)	129,449	3,003,217
Invesco Bond Fund(a)(b)	107,853	2,150,589
John Hancock Preferred Income Fund(a)	171,756	3,314,891
John Hancock Preferred Income Fund II(a)	140,882	2,524,605
John Hancock Preferred Income Fund III(a)	243,032	3,876,360
John Hancock Premium Dividend Fund(a)	355,698	4,876,620
MFS Charter Income Trust(a)	603,682	5,010,561
MFS Government Markets Income Trust(a)	296,093	1,379,793
MFS Intermediate Income Trust(a)	1,340,584	5,054,002
MFS Multimarket Income Trust(a)	800,725	4,540,111
Nuveen Credit Strategies Income Fund(a)	1,985,853	11,855,542
Nuveen Global High Income Fund(a)	321,566	4,190,005
Nuveen Preferred & Income Opportunities Fund(a)	1,000,783	8,456,616
Nuveen Preferred & Income Securities Fund(a)	2,065,079	17,553,171
Nuveen Preferred & Income Term Fund(a)	212,920	4,490,483
Nuveen Taxable Municipal Income Fund(a)	243,121	5,059,348
PIMCO Income Opportunity Fund(a)	131,459	2,922,334
PIMCO Income Strategy Fund(a)	215,765	2,069,186
PIMCO Income Strategy Fund II(a)	490,544	4,218,678
Pioneer Floating Rate Trust(a)	350,550	3,144,434
Putnam Master Intermediate Income Trust(a)	491,144	2,146,299
Putnam Premier Income Trust(a)	987,739	4,751,025
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	150,218	2,079,017
TCW Strategic Income Fund, Inc.(a)	468,360	2,627,500
	Shares	Value
Bonds-(continued)
Templeton Global Income Fund	2,074,532	$11,160,982
Virtus Global Multi-Sector Income Fund(a)	117,644	1,245,850
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	137,273	2,207,350
Western Asset Inflation-Linked Opportunities & Income Fund(a)	925,433	9,948,405
Western Asset Inflation-Linked Securities & Income Fund(a)	413,389	4,712,635
Western Asset Investment Grade Defined Opportunity Trust, Inc.(a)	87,326	1,913,313
Western Asset Premier Bond Fund(a)	117,542	1,550,379
		294,298,137
Bonds/High Yield-26.76%
AllianceBernstein Global High Income Fund, Inc.(a)	1,282,952	13,137,428
AllianzGI Convertible & Income 2024 Target	179,536	1,565,554
Barings Global Short Duration High Yield Fund(a)	259,430	3,074,245
BlackRock Corporate High Yield Fund, Inc.(a)	1,555,328	15,646,600
BlackRock Debt Strategies Fund, Inc.	711,447	6,872,578
BlackRock Floating Rate Income Strategies Fund, Inc.	524,126	5,864,970
BlackRock Floating Rate Income Trust	321,121	3,509,853
BNY Mellon High Yield Strategies Fund(a)	1,037,157	2,696,608
Credit Suisse Asset Management Income Fund, Inc.(a)	651,013	1,731,695
Credit Suisse High Yield Bond Fund	1,309,327	2,579,374
Eaton Vance Floating-Rate Income Trust(a)	603,540	6,783,790
Eaton Vance Senior Floating-Rate Trust(a)	521,096	5,831,064
First Eagle Senior Loan Fund	114,737	1,389,465
First Trust High Income Long/Short Fund(a)	491,626	6,813,936
First Trust Senior Floating Rate 2022 Target Term Fund(a)	445,244	3,677,715
First Trust Senior Floating Rate Income Fund II(a)	377,857	4,201,770
Guggenheim Credit Allocation Fund(a)	65,053	1,087,036
Insight Select Income Fund	128,021	2,470,805
Invesco High Income 2023 Target Term Fund(a)(b)	195,821	1,441,243
Invesco High Income Trust II(b)	113,375	1,324,787
Ivy High Income Opportunities Fund(a)	240,415	2,733,519
Morgan Stanley Emerging Markets Debt Fund, Inc.	284,483	2,395,347
New America High Income Fund, Inc. (The)	347,542	2,738,631
Nuveen Mortgage and Income Fund(a)	53,331	986,623
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	382,416	9,021,193
PGIM Global High Yield Fund, Inc.(a)	662,327	8,411,553
PGIM High Yield Bond Fund, Inc.(a)	468,927	6,274,243
PIMCO High Income Fund(a)	967,707	5,225,618
Pioneer High Income Trust(a)	371,166	2,716,935
Stone Harbor Emerging Markets Total Income Fund(a)	70,576	520,851
Templeton Emerging Markets Income Fund(a)	693,149	5,358,042
Voya Prime Rate Trust(a)	1,869,227	7,476,908
Wells Fargo Income Opportunities Fund(a)	892,216	6,361,500
Wells Fargo Multi-Sector Income Fund(a)	387,354	4,055,596
Western Asset Emerging Markets Debt Fund, Inc.(a)	886,952	10,723,250
Western Asset Global High Income Fund, Inc.(a)	561,944	5,096,832
Western Asset High Income Fund II, Inc.(a)	1,234,401	7,184,214

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Bonds/High Yield-(continued)
Western Asset High Income Opportunity Fund, Inc.(a)	1,824,026	$8,554,682
Western Asset High Yield Defined Opportunity Fund, Inc.(a)	278,204	3,936,587
		191,472,640
Domestic Equity-3.42%
Guggenheim Strategic Opportunities Fund(a)	281,486	4,560,073
John Hancock Tax-Advantaged Dividend Income Fund(a)	338,107	6,701,281
NexPoint Strategic Opportunities Fund	1,328,068	13,200,996
		24,462,350
Option Income-28.67%
AllianzGI Dividend Interest & Premium Strategy Fund(a)	1,441,428	15,956,608
BlackRock Energy and Resources Trust	288,420	2,102,582
BlackRock Enhanced Capital and Income Fund, Inc.(a)	532,237	7,680,180
BlackRock Enhanced Equity Dividend Trust(a)	2,339,479	17,148,381
BlackRock Enhanced Global Dividend Trust(a)	944,295	8,772,501
BlackRock Enhanced International Dividend Trust(a)	1,528,504	7,749,515
BlackRock Health Sciences Trust(a)	90,630	3,850,869
BlackRock Resources & Commodities Strategy Trust(a)	1,429,538	8,491,456
Blackrock Science & Technology Trust(a)	184,612	6,538,957
Brookfield Real Assets Income Fund, Inc.(a)	507,576	8,395,307
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	126,513	2,660,568
Eaton Vance Enhanced Equity Income Fund(a)	376,094	5,227,707
Eaton Vance Enhanced Equity Income Fund II(a)	418,744	7,244,271
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	577,970	5,375,121
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	195,483	2,658,569
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	715,516	9,881,276
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,335,082	14,151,869
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,146,455	$9,595,828
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,085,149	22,243,924
First Trust Enhanced Equity Income Fund(a)	163,188	2,296,039
GAMCO Natural Resources Gold & Income Trust(a)	216,576	1,028,736
Guggenheim Enhanced Equity Income Fund(a)	421,118	2,471,963
John Hancock Hedged Equity & Income Fund(a)	112,666	1,283,266
Madison Covered Call & Equity Strategy Fund	300,485	1,708,257
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	361,521	4,949,222
Nuveen S&P 500 Buy-Write Income Fund	1,063,014	11,852,606
Nuveen S&P 500 Dynamic Overwrite Fund(a)	149,770	1,950,005
Voya Global Advantage and Premium Opportunity Fund(a)	256,162	2,118,460
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,421,063	7,062,683
Voya Infrastructure Industrials and Materials Fund(a)	300,530	2,701,765
		205,148,491
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $790,113,547)		715,381,618
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.57%
Invesco Private Government Fund, 0.02%(b)(c)(d) (Cost $25,541,862)	25,541,862	25,541,862
TOTAL INVESTMENTS IN SECURITIES-103.56% (Cost $815,655,409)		740,923,480
OTHER ASSETS LESS LIABILITIES-(3.56)%		(25,493,715)
NET ASSETS-100.00%		$715,429,765

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2020.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Bond Fund	$2,070,561	$392,502	$(305,096)	$(3,830)	$(3,548)	$2,150,589	$87,782
Invesco High Income 2023 Target Term Fund	1,961,967	305,444	(207,425)	(600,431)	(18,312)	1,441,243	86,628
Invesco High Income Trust II	-	1,256,419	(37,848)	106,439	(223)	1,324,787	21,926
Invesco Senior Income Trust*	9,522,696	2,029,914	(9,327,078)	451,104	(2,676,636)	-	405,751
Investments in Affiliated Money Market Funds:

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$23,382,599	$(23,382,599)	$-	$-	$-	$5,499
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	8,437,185	150,913,805	(159,350,990)	-	-	-	124,807
Invesco Liquid Assets Portfolio, Institutional Class*	2,812,395	41,359,407	(44,172,649)	-	847	-	12,935
Invesco Private Government Fund	-	55,981,124	(30,439,262)	-	-	25,541,862	292
Total	$24,804,804	$275,621,214	$(267,222,947)	$(46,718)	$(2,697,872)	$30,458,481	$745,620

*	At May 31, 2020, this security was no longer held.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.59%
Aerospace & Defense-2.19%
Howmet Aerospace, Inc.
5.13%, 10/01/2024	$2,500,000	$2,540,500
5.90%, 02/01/2027	2,341,000	2,365,294
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	3,800,000	3,040,000
TransDigm, Inc.
6.50%, 07/15/2024	2,837,075	2,787,724
7.50%, 03/15/2027	2,820,000	2,781,747
		13,515,265
Airlines-2.84%
Delta Air Lines, Inc.
3.63%, 03/15/2022	5,006,000	4,547,198
4.38%, 04/19/2028(b)	5,648,000	4,605,672
United Airlines Holdings, Inc., 4.25%, 10/01/2022(b)	10,456,100	8,407,384
		17,560,254
Auto Components-2.55%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025(b)	4,084,000	3,859,809
Dana, Inc., 5.50%, 12/15/2024	3,306,000	3,318,050
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	2,711,000	2,627,976
5.00%, 05/31/2026(b)	2,876,000	2,666,728
Tenneco, Inc., 5.00%, 07/15/2026(b)	6,417,000	3,290,990
		15,763,553
Automobiles-2.86%
Ford Motor Co., 4.35%, 12/08/2026	10,260,000	9,018,027
Ford Motor Credit Co. LLC, 5.58%, 03/18/2024	8,705,000	8,691,507
		17,709,534
Banks-0.67%
CIT Group, Inc.
5.00%, 08/15/2022	2,076,000	2,087,657
6.13%, 03/09/2028	1,950,000	2,025,192
		4,112,849
Building Products-0.28%
Griffon Corp., 5.75%, 03/01/2028	1,750,000	1,748,119
Chemicals-3.99%
Ashland LLC, 4.75%, 08/15/2022	2,303,000	2,408,074
Blue Cube Spinco LLC, 9.75%, 10/15/2023	1,573,000	1,640,820
CF Industries, Inc., 3.45%, 06/01/2023	4,170,000	4,209,052
Chemours Co. (The)
6.63%, 05/15/2023	1,867,000	1,876,531
5.38%, 05/15/2027	1,902,000	1,715,309
Huntsman International LLC
5.13%, 11/15/2022	1,959,000	2,040,273
4.50%, 05/01/2029	2,064,000	2,101,302
Olin Corp., 5.63%, 08/01/2029	1,679,000	1,521,401
PolyOne Corp., 5.25%, 03/15/2023	2,256,000	2,432,701
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	2,730,000	2,806,863
Valvoline, Inc., 4.38%, 08/15/2025	1,913,000	1,953,450
		24,705,776
Commercial Services & Supplies-1.36%
ADT Security Corp. (The), 3.50%, 07/15/2022	3,812,000	3,854,370
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Covanta Holding Corp.
5.88%, 03/01/2024	$1,246,000	$1,253,657
6.00%, 01/01/2027	1,306,000	1,291,059
Pitney Bowes, Inc., 4.63%, 03/15/2024(b)	2,935,000	2,003,446
		8,402,532
Communications Equipment-0.44%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,357,150	1,421,581
6.63%, 08/01/2026	1,215,000	1,272,117
		2,693,698
Construction & Engineering-1.35%
AECOM
5.88%, 10/15/2024	2,475,000	2,658,905
5.13%, 03/15/2027	2,430,000	2,587,026
MasTec, Inc., 4.88%, 03/15/2023	3,062,000	3,073,161
		8,319,092
Consumer Finance-2.19%
Ally Financial, Inc.
5.13%, 09/30/2024	3,779,000	3,947,831
5.75%, 11/20/2025	3,733,000	3,893,986
Navient Corp.
6.50%, 06/15/2022	2,845,000	2,801,400
5.00%, 03/15/2027	3,400,000	2,917,625
		13,560,842
Containers & Packaging-2.92%
Ball Corp.
4.00%, 11/15/2023	1,939,000	2,043,716
5.25%, 07/01/2025	1,895,000	2,129,705
Berry Global, Inc., 5.13%, 07/15/2023	3,684,000	3,732,316
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	2,168,000	2,245,213
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	2,172,000	2,264,723
Graphic Packaging International LLC, 4.75%, 04/15/2021	2,963,000	3,007,445
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	2,650,000	2,664,906
		18,088,024
Diversified Consumer Services-0.56%
Service Corp. International
5.38%, 05/15/2024	1,821,000	1,866,716
5.13%, 06/01/2029	1,469,000	1,586,248
		3,452,964
Diversified Telecommunication Services-1.50%
CenturyLink, Inc.
Series G, 6.88%, 01/15/2028	4,514,000	4,733,200
Series S, 6.45%, 06/15/2021	4,433,000	4,568,761
		9,301,961
Electric Utilities-1.15%
DPL, Inc., 7.25%, 10/15/2021	3,018,000	3,111,935
NRG Energy, Inc., 6.63%, 01/15/2027	3,739,000	3,990,691
		7,102,626
Electronic Equipment, Instruments & Components-1.20%
Anixter, Inc., 5.50%, 03/01/2023	3,108,000	3,158,179

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024	$1,941,000	$2,113,467
5.00%, 09/01/2025	2,049,000	2,123,676
		7,395,322
Energy Equipment & Services-0.54%
Oceaneering International, Inc., 4.65%, 11/15/2024	4,277,000	3,317,562
SESI LLC, 7.75%, 09/15/2024	620	213
		3,317,775
Entertainment-0.77%
Netflix, Inc.
5.50%, 02/15/2022	2,304,000	2,422,829
4.88%, 04/15/2028	2,161,000	2,313,685
		4,736,514
Equity REITs-6.03%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024	1,100,000	1,108,289
3.45%, 11/15/2029	1,025,000	1,015,047
Diversified Healthcare Trust, 4.75%, 02/15/2028	3,957,000	3,297,089
Equinix, Inc.
2.63%, 11/18/2024	1,606,000	1,698,835
5.38%, 05/15/2027	2,396,000	2,585,128
FelCor Lodging L.P., 6.00%, 06/01/2025	2,791,000	2,717,443
GEO Group, Inc. (The), 6.00%, 04/15/2026	3,865,000	3,026,894
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 11/01/2023	1,506,000	1,514,351
5.38%, 04/15/2026	1,501,000	1,504,475
Iron Mountain, Inc., 5.75%, 08/15/2024	4,924,000	4,943,955
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	2,565,000	2,659,661
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	1,228,000	1,140,376
Ryman Hospitality Properties, Inc., 4.75%, 10/15/2027(c)	1,354,000	1,152,342
Sabra Health Care L.P., 5.13%, 08/15/2026	2,122,000	2,067,528
SBA Communications Corp.
4.88%, 09/01/2024	1,393,000	1,440,432
3.88%, 02/15/2027(c)	1,675,000	1,709,547
Service Properties Trust
4.35%, 10/01/2024	2,200,000	1,939,111
4.75%, 10/01/2026	2,200,000	1,805,217
		37,325,720
Food Products-2.42%
B&G Foods, Inc., 5.25%, 04/01/2025	2,266,000	2,334,218
Kraft Heinz Foods Co. (The)
3.50%, 06/06/2022	4,750,000	4,932,572
3.00%, 06/01/2026	4,950,000	4,957,890
TreeHouse Foods, Inc., 4.88%, 03/15/2022	2,705,000	2,716,185
		14,940,865
Gas Utilities-0.67%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	1,970,000	2,064,777
5.88%, 08/20/2026	1,950,000	2,072,489
		4,137,266
	Principal Amount	Value
Health Care Equipment & Supplies-1.45%
Becton, Dickinson and Co.
2.89%, 06/06/2022	$3,089,000	$3,209,961
3.70%, 06/06/2027	3,033,000	3,411,516
Teleflex, Inc., 4.63%, 11/15/2027	2,222,000	2,322,401
		8,943,878
Health Care Providers & Services-6.02%
Centene Corp., 4.63%, 12/15/2029	6,691,000	7,233,707
DaVita, Inc., 5.13%, 07/15/2024	5,167,000	5,275,585
Encompass Health Corp.
5.75%, 11/01/2024	1,438,000	1,450,331
4.75%, 02/01/2030	1,450,000	1,474,483
HCA, Inc.
5.38%, 02/01/2025	3,911,000	4,303,254
5.63%, 09/01/2028	3,825,000	4,393,242
Magellan Health, Inc., 4.90%, 09/22/2024	2,661,000	2,697,309
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,212,000	4,371,108
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	5,890,000	6,062,430
		37,261,449
Hotels, Restaurants & Leisure-5.89%
Aramark Services, Inc., 4.75%, 06/01/2026	4,679,000	4,622,408
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	1,632,000	1,645,978
Cinemark USA, Inc., 4.88%, 06/01/2023	3,311,000	2,890,884
Eldorado Resorts, Inc., 6.00%, 04/01/2025	1,906,000	1,951,067
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	2,000,000	1,995,810
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	2,004,000	1,996,275
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	2,242,000	2,230,442
MGM Resorts International
6.00%, 03/15/2023	2,476,000	2,488,120
5.75%, 06/15/2025	2,435,000	2,436,498
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	3,980,000	3,305,913
3.70%, 03/15/2028	4,100,000	2,774,157
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,478,000	1,465,267
Series J, 5.75%, 04/01/2027	1,529,000	1,387,858
Yum! Brands, Inc., 3.75%, 11/01/2021	5,135,000	5,211,383
		36,402,060
Household Durables-4.10%
Century Communities, Inc., 6.75%, 06/01/2027	1,255,000	1,283,746
KB Home, 7.00%, 12/15/2021	2,065,000	2,165,411
Lennar Corp.
4.50%, 04/30/2024	2,128,000	2,229,303
4.75%, 11/29/2027	2,157,000	2,356,123
M/I Homes, Inc., 4.95%, 02/01/2028	1,825,000	1,684,703
Newell Brands, Inc.
4.35%, 04/01/2023	1,960,000	2,023,700
4.70%, 04/01/2026	2,001,000	2,081,640
PulteGroup, Inc.
4.25%, 03/01/2021	1,905,500	1,941,181
5.50%, 03/01/2026	1,763,000	1,953,237
Tempur Sealy International, Inc., 5.50%, 06/15/2026	2,456,000	2,467,826

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
Toll Brothers Finance Corp.
4.38%, 04/15/2023	$1,445,340	$1,483,128
4.88%, 03/15/2027	1,418,000	1,497,493
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	2,174,000	2,194,832
		25,362,323
Household Products-0.49%
Spectrum Brands, Inc., 5.75%, 07/15/2025	2,954,000	3,049,399
Independent Power and Renewable Electricity Producers-0.48%
AES Corp. (The), 5.13%, 09/01/2027	2,822,000	2,995,144
Insurance-0.95%
Genworth Holdings, Inc., 7.63%, 09/24/2021(b)	6,370,000	5,903,748
Internet & Direct Marketing Retail-0.82%
QVC, Inc.
4.38%, 03/15/2023	2,635,000	2,582,300
4.75%, 02/15/2027	2,600,000	2,489,500
		5,071,800
IT Services-0.35%
VeriSign, Inc.
4.63%, 05/01/2023	1,065,000	1,072,876
4.75%, 07/15/2027	1,069,000	1,118,639
		2,191,515
Machinery-1.20%
Hillenbrand, Inc., 4.50%, 09/15/2026	1,900,000	1,742,479
Trinity Industries, Inc., 4.55%, 10/01/2024	3,019,000	2,939,885
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	1,286,000	1,317,969
4.95%, 09/15/2028	1,360,000	1,428,683
		7,429,016
Media-3.75%
AMC Networks, Inc.
5.00%, 04/01/2024	1,501,000	1,509,443
4.75%, 08/01/2025	1,438,000	1,452,531
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
4.46%, 07/23/2022	4,965,000	5,287,650
4.91%, 07/23/2025	4,666,000	5,338,621
DISH DBS Corp.
6.75%, 06/01/2021	2,950,000	3,015,711
7.75%, 07/01/2026	3,096,000	3,219,267
Lamar Media Corp., 5.75%, 02/01/2026	3,257,000	3,398,891
		23,222,114
Metals & Mining-1.97%
AK Steel Corp., 7.00%, 03/15/2027	760	626
Allegheny Technologies, Inc.
7.88%, 08/15/2023	1,194,000	1,101,232
5.88%, 12/01/2027	1,375,000	1,137,812
Cleveland-Cliffs, Inc., 7.00%, 03/15/2027(c)	1,900,000	1,235,000
Commercial Metals Co., 5.75%, 04/15/2026	2,634,000	2,707,660
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	2,950,000	2,981,049
5.25%, 09/01/2029(b)	2,964,000	3,052,372
		12,215,751
	Principal Amount	Value
Mortgage REITs-0.74%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	$4,672,000	$4,591,712
Multiline Retail-1.15%
Macy’s Retail Holdings, Inc., 2.88%, 02/15/2023	9,272,000	7,093,080
Oil, Gas & Consumable Fuels-10.97%
Apache Corp., 4.38%, 10/15/2028	5,970,000	5,305,225
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	1,761,000	1,931,255
3.70%, 11/15/2029(c)	2,000,000	1,997,231
Continental Resources, Inc.
4.50%, 04/15/2023	2,899,000	2,696,940
4.38%, 01/15/2028(b)	3,240,000	2,744,928
Devon Energy Corp., 5.85%, 12/15/2025	4,512,000	4,865,142
Diamondback Energy, Inc.
2.88%, 12/01/2024	1,384,000	1,347,937
3.50%, 12/01/2029	1,620,000	1,581,476
EQT Corp.
3.00%, 10/01/2022(b)	1,375,000	1,332,891
3.90%, 10/01/2027	1,575,000	1,386,984
Hess Corp., 4.30%, 04/01/2027(b)	5,040,000	5,080,037
Murphy Oil Corp., 5.75%, 08/15/2025	3,734,000	3,505,685
Occidental Petroleum Corp.
2.90%, 08/15/2024	6,925,000	5,540,000
3.50%, 08/15/2029	7,500,000	5,137,500
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(c)	6,250,000	5,269,469
PDC Energy, Inc., 6.13%, 09/15/2024	2,466,000	2,346,041
Range Resources Corp.
5.00%, 03/15/2023(b)	1,456,000	1,321,618
4.88%, 05/15/2025(b)	3,303,000	2,772,456
SM Energy Co., 6.75%, 09/15/2026	1,251,000	642,464
Southwestern Energy Co.
6.20%, 01/23/2025(b)	1,296,000	1,168,098
7.75%, 10/01/2027	1,300,000	1,211,398
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.38%, 02/01/2027	5,394,000	5,372,775
WPX Energy, Inc.
5.25%, 09/15/2024	1,618,380	1,611,283
5.25%, 10/15/2027	1,750,000	1,697,176
		67,866,009
Personal Products-0.32%
Edgewell Personal Care Co., 4.70%, 05/24/2022	1,904,000	1,967,051
Pharmaceuticals-0.40%
Elanco Animal Health, Inc.
5.02%, 08/28/2023	1,205,000	1,278,526
5.65%, 08/28/2028	1,095,000	1,215,450
		2,493,976
Professional Services-1.30%
IHS Markit Ltd.
4.13%, 08/01/2023	1,513,000	1,630,311
4.75%, 08/01/2028	1,379,000	1,588,518
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/2020	4,827,000	4,833,034
		8,051,863

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Real Estate Management & Development-0.62%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	$2,148,000	$2,041,921
Newmark Group, Inc., 6.13%, 11/15/2023	1,925,000	1,773,252
		3,815,173
Semiconductors & Semiconductor Equipment-0.95%
Amkor Technology, Inc., 6.63%, 09/15/2027(c)	2,901,000	3,074,523
Qorvo, Inc., 5.50%, 07/15/2026	2,670,000	2,809,761
		5,884,284
Software-1.97%
CDK Global, Inc.
5.00%, 10/15/2024	1,133,000	1,207,336
4.88%, 06/01/2027	1,131,000	1,176,709
Citrix Systems, Inc., 4.50%, 12/01/2027	2,187,000	2,448,501
NortonLifeLock, Inc., 4.20%, 09/15/2020(b)	5,147,000	5,174,022
Nuance Communications, Inc., 5.63%, 12/15/2026	2,070,640	2,201,473
		12,208,041
Specialty Retail-4.60%
Gap, Inc. (The), 5.95%, 04/12/2021(b)	5,785,000	6,010,615
Group 1 Automotive, Inc., 5.00%, 06/01/2022	3,150,000	3,096,812
L Brands, Inc.
5.63%, 02/15/2022	3,667,000	3,583,484
5.25%, 02/01/2028	4,590,000	3,894,913
Murphy Oil USA, Inc., 4.75%, 09/15/2029	3,740,000	3,852,256
Penske Automotive Group, Inc.
5.75%, 10/01/2022	2,500,000	2,514,038
5.50%, 05/15/2026	2,355,000	2,325,127
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	3,240,000	3,167,440
		28,444,685
Technology Hardware, Storage & Peripherals-5.09%
EMC Corp., 3.38%, 06/01/2023	10,791,000	10,877,274
NCR Corp., 6.38%, 12/15/2023	3,344,000	3,427,583
Seagate HDD Cayman, 4.75%, 01/01/2025	5,740,000	6,109,111
Western Digital Corp., 4.75%, 02/15/2026	6,353,000	6,701,430
Xerox Corp., 4.50%, 05/15/2021	4,319,000	4,341,265
		31,456,663
Textiles, Apparel & Luxury Goods-0.40%
Under Armour, Inc., 3.25%, 06/15/2026	2,950,000	2,463,250
Thrifts & Mortgage Finance-0.76%
MGIC Investment Corp., 5.75%, 08/15/2023	2,461,000	2,506,886
	Principal Amount	Value
Thrifts & Mortgage Finance-(continued)
Radian Group, Inc.
4.50%, 10/01/2024	$1,139,420	$1,130,333
4.88%, 03/15/2027	1,141,000	1,068,478
		4,705,697
Trading Companies & Distributors-1.68%
H&E Equipment Services, Inc., 5.63%, 09/01/2025	1,899,000	1,860,821
United Rentals North America, Inc., 4.88%, 01/15/2028	5,078,000	5,243,619
WESCO Distribution, Inc., 5.38%, 12/15/2021	3,287,000	3,278,043
		10,382,483
Wireless Telecommunication Services-1.69%
Sprint Capital Corp., 6.88%, 11/15/2028	4,293,000	5,311,793
Sprint Corp., 7.88%, 09/15/2023	4,520,000	5,141,975
		10,453,768
Total U.S. Dollar Denominated Bonds & Notes (Cost $618,020,971)		609,816,483
	Shares
Money Market Funds-0.44%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $2,761,112)	2,761,112	2,761,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.03% (Cost $620,782,083)		612,577,595
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.28%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $20,267,846)	20,267,846	20,267,846
TOTAL INVESTMENTS IN SECURITIES-102.31% (Cost $641,049,929)		632,845,441
OTHER ASSETS LESS LIABILITIES-(2.31)%		(14,288,876)
NET ASSETS-100.00%		$618,556,565

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $24,811,426, which represented 4.01% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$322,733	$98,959,431	$(96,521,052)	$-	$-	$2,761,112	$49,959
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	38,027,490	127,155,166	(165,182,656)	-	-	-	307,363
Invesco Liquid Assets Portfolio, Institutional Class*	12,267,205	38,909,196	(51,173,238)	(285)	(2,878)	-	43,942
Invesco Private Government Fund	-	60,838,007	(40,570,161)	-	-	20,267,846	212
Total	$50,617,428	$325,861,800	$(353,447,107)	$(285)	$(2,878)	$23,028,958	$401,476

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.98%
Aerospace & Defense-2.35%
Boeing Co. (The)
2.70%, 05/01/2022	$160,000	$160,972
3.20%, 03/01/2029	201,000	190,245
General Dynamics Corp.
3.00%, 05/11/2021	91,000	93,223
3.75%, 05/15/2028	91,000	105,237
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	40,000	42,093
L3Harris Technologies, Inc.
3.85%, 06/15/2023	63,000	67,036
4.40%, 06/15/2028	33,000	38,255
Lockheed Martin Corp.
2.50%, 11/23/2020	114,000	114,966
3.55%, 01/15/2026	114,000	130,343
Northrop Grumman Corp.
2.55%, 10/15/2022	78,000	81,704
3.25%, 01/15/2028	86,000	95,438
Raytheon Technologies Corp., 4.13%, 11/16/2028	249,000	289,304
Textron, Inc., 3.00%, 06/01/2030	105,000	100,393
		1,509,209
Air Freight & Logistics-0.95%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	95,000	104,454
FedEx Corp.
3.80%, 05/15/2025	100,000	109,959
3.10%, 08/05/2029(b)	105,000	109,465
United Parcel Service, Inc.
3.13%, 01/15/2021	136,000	138,288
3.05%, 11/15/2027	134,000	150,429
		612,595
Airlines-0.22%
Southwest Airlines Co.
5.25%, 05/04/2025	75,000	76,307
2.63%, 02/10/2030	75,000	62,536
		138,843
Auto Components-0.34%
BorgWarner, Inc., 3.38%, 03/15/2025	92,000	97,981
Lear Corp., 3.80%, 09/15/2027	125,000	120,162
		218,143
Automobiles-0.55%
General Motors Financial Co., Inc.
3.20%, 07/06/2021	177,000	177,112
4.35%, 01/17/2027	179,000	179,318
		356,430
Banks-7.25%
Bank of America Corp.
3.30%, 01/11/2023	271,000	287,074
3.25%, 10/21/2027	280,000	306,454
Citigroup, Inc.
4.50%, 01/14/2022	254,000	268,494
4.45%, 09/29/2027	250,000	278,691
Citizens Bank N.A.
3.25%, 02/14/2022	100,000	103,117
3.75%, 02/18/2026	76,000	82,824
	Principal Amount	Value
Banks-(continued)
Comerica, Inc.
3.70%, 07/31/2023	$50,000	$53,524
4.00%, 02/01/2029	53,000	57,455
Fifth Third Bank
2.25%, 06/14/2021	76,000	77,213
3.95%, 07/28/2025	73,000	82,650
First Horizon National Corp., 3.50%, 12/15/2020	71,000	71,555
First Republic Bank, 2.50%, 06/06/2022	101,000	103,687
Huntington Bancshares, Inc.
3.15%, 03/14/2021	66,000	67,022
2.55%, 02/04/2030	70,000	69,140
JPMorgan Chase & Co.
4.50%, 01/24/2022	317,000	337,112
2.95%, 10/01/2026	326,000	351,961
KeyBank N.A., 3.30%, 06/01/2025	63,000	69,272
KeyCorp
5.10%, 03/24/2021	69,000	71,419
2.25%, 04/06/2027	75,000	75,164
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	94,665
People’s United Financial, Inc., 3.65%, 12/06/2022	91,000	94,801
PNC Bank N.A., 2.15%, 04/29/2021	202,000	204,874
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	145,000	154,692
Regions Financial Corp., 3.80%, 08/14/2023	134,000	143,127
Truist Bank
3.20%, 04/01/2024	96,000	103,600
3.63%, 09/16/2025	86,000	94,296
U.S. Bancorp
3.38%, 02/05/2024	139,000	151,643
Series V, 2.38%, 07/22/2026	156,000	166,843
Wells Fargo & Co.
2.63%, 07/22/2022	302,000	311,817
3.00%, 04/22/2026	306,000	327,596
		4,661,782
Beverages-1.68%
Coca-Cola Co. (The)
3.30%, 09/01/2021	170,000	176,451
2.88%, 10/27/2025	170,000	189,461
Constellation Brands, Inc.
4.25%, 05/01/2023	54,000	59,067
3.60%, 02/15/2028	58,000	62,228
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	53,000	57,838
4.60%, 05/25/2028	53,000	63,283
Molson Coors Beverage Co.
2.10%, 07/15/2021	59,000	59,560
3.00%, 07/15/2026	58,000	58,286
PepsiCo, Inc.
2.75%, 03/01/2023	160,000	170,834
3.00%, 10/15/2027	164,000	184,093
		1,081,101
Biotechnology-1.72%
AbbVie, Inc.
2.60%, 11/21/2024(c)	140,000	147,549
3.80%, 03/15/2025(c)	105,000	115,988
3.20%, 11/21/2029(c)	134,000	145,373

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
3.88%, 11/15/2021	$116,829	$121,000
2.60%, 08/19/2026	132,000	140,758
Biogen, Inc.
3.63%, 09/15/2022	75,000	80,125
4.05%, 09/15/2025	73,000	83,803
Gilead Sciences, Inc.
2.55%, 09/01/2020	127,000	127,689
3.65%, 03/01/2026	123,000	139,838
		1,102,123
Building Products-0.25%
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	29,000	31,447
3.25%, 09/15/2029	38,000	38,167
Masco Corp.
4.45%, 04/01/2025	45,000	49,153
4.38%, 04/01/2026	41,000	44,847
		163,614
Capital Markets-4.14%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	79,000	87,536
2.88%, 09/15/2026	88,000	95,865
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	128,000	133,465
3.85%, 04/28/2028	109,000	130,078
BlackRock, Inc.
3.50%, 03/18/2024	109,000	121,022
2.40%, 04/30/2030	115,000	123,731
Charles Schwab Corp. (The)
4.45%, 07/22/2020	89,000	89,515
3.20%, 03/02/2027	91,000	100,103
CME Group, Inc.
3.00%, 03/15/2025	76,000	83,473
3.75%, 06/15/2028	75,000	89,412
E*TRADE Financial Corp., 2.95%, 08/24/2022	106,000	109,164
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	167,000	179,870
3.50%, 11/16/2026	177,000	191,025
Jefferies Group LLC, 6.88%, 04/15/2021	48,000	50,022
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	50,000	50,579
Morgan Stanley
3.63%, 01/20/2027	172,000	191,043
Series F, 3.88%, 04/29/2024	163,000	178,679
Nasdaq, Inc.
4.25%, 06/01/2024	36,000	39,710
3.85%, 06/30/2026	38,000	42,100
Northern Trust Corp.
3.45%, 11/04/2020	73,000	73,923
1.95%, 05/01/2030	75,000	77,191
Raymond James Financial, Inc., 3.63%, 09/15/2026	91,000	98,316
State Street Corp.
2.55%, 08/18/2020	97,000	97,445
3.55%, 08/18/2025	96,000	108,466
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	54,000	56,285
3.30%, 04/01/2027	55,000	60,561
		2,658,579
	Principal Amount	Value
Chemicals-2.59%
Celanese US Holdings LLC, 4.63%, 11/15/2022	$86,000	$90,475
DuPont de Nemours, Inc.
4.21%, 11/15/2023	100,000	108,575
4.73%, 11/15/2028	100,000	118,698
Eastman Chemical Co.
3.80%, 03/15/2025	53,000	56,606
4.50%, 12/01/2028	50,000	56,292
Ecolab, Inc.
4.35%, 12/08/2021	66,000	70,064
2.70%, 11/01/2026	70,000	76,723
EI du Pont de Nemours and Co., 2.30%, 07/15/2030	110,000	114,097
FMC Corp., 3.20%, 10/01/2026	58,000	62,622
LYB International Finance II B.V., 3.50%, 03/02/2027	111,000	118,951
LyondellBasell Industries N.V., 5.75%, 04/15/2024	96,000	109,361
Mosaic Co. (The)
4.25%, 11/15/2023	53,000	54,582
4.05%, 11/15/2027	59,000	60,138
PPG Industries, Inc.
3.60%, 11/15/2020	64,000	64,820
3.75%, 03/15/2028(b)	63,000	73,313
Praxair, Inc.
2.45%, 02/15/2022	95,000	97,354
3.20%, 01/30/2026	101,000	112,711
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	60,000	64,094
3.45%, 06/01/2027	58,000	63,888
Westlake Chemical Corp., 3.60%, 08/15/2026	89,000	89,545
		1,662,909
Commercial Services & Supplies-0.59%
Cintas Corp. No. 2
2.90%, 04/01/2022	38,000	39,427
3.70%, 04/01/2027	38,000	42,638
Republic Services, Inc.
3.55%, 06/01/2022	63,000	66,117
3.95%, 05/15/2028	59,000	67,982
Waste Management, Inc.
2.95%, 06/15/2024	76,000	81,283
3.45%, 06/15/2029	76,000	84,378
		381,825
Communications Equipment-0.84%
Cisco Systems, Inc.
3.63%, 03/04/2024	154,000	172,236
2.50%, 09/20/2026	168,000	186,438
Juniper Networks, Inc.
4.50%, 03/15/2024	37,000	40,450
3.75%, 08/15/2029	38,000	41,816
Motorola Solutions, Inc.
4.00%, 09/01/2024	48,000	52,277
4.60%, 05/23/2029	43,000	48,030
		541,247
Construction & Engineering-0.15%
Fluor Corp.
3.50%, 12/15/2024(b)	56,000	50,845
4.25%, 09/15/2028	55,000	47,298
		98,143

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Construction Materials-0.12%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	$71,000	$76,059
Consumer Finance-1.12%
American Express Co., 2.50%, 08/01/2022	134,000	139,168
American Express Credit Corp., 3.30%, 05/03/2027	121,000	134,522
Capital One Financial Corp.
3.30%, 10/30/2024	140,000	145,853
4.20%, 10/29/2025	131,000	138,184
Discover Bank
3.10%, 06/04/2020	76,000	76,006
3.45%, 07/27/2026	86,000	88,393
		722,126
Containers & Packaging-0.84%
Avery Dennison Corp., 4.88%, 12/06/2028	71,000	81,646
International Paper Co.
3.65%, 06/15/2024	78,000	85,506
3.00%, 02/15/2027	83,000	88,404
Packaging Corp. of America
4.50%, 11/01/2023	40,000	44,081
3.40%, 12/15/2027	45,000	48,419
Sonoco Products Co., 3.13%, 05/01/2030	75,000	76,272
WRKCo, Inc.
3.75%, 03/15/2025	50,000	54,338
4.90%, 03/15/2029	55,000	63,411
		542,077
Diversified Consumer Services-0.12%
Block Financial LLC, 4.13%, 10/01/2020	77,000	77,345
Diversified Financial Services-1.41%
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	274,000	291,936
3.13%, 03/15/2026	250,000	279,936
Equitable Holdings, Inc.
3.90%, 04/20/2023	86,000	90,069
4.35%, 04/20/2028	91,000	97,820
Voya Financial, Inc., 3.65%, 06/15/2026	135,000	145,271
		905,032
Diversified Telecommunication Services-1.94%
AT&T, Inc.
3.40%, 05/15/2025	280,000	302,663
4.30%, 02/15/2030	250,000	284,882
T-Mobile USA, Inc., 3.50%, 04/15/2025(c)	110,000	118,184
Verizon Communications, Inc.
5.15%, 09/15/2023	238,000	271,940
4.33%, 09/21/2028	225,000	268,770
		1,246,439
Electric Utilities-4.07%
American Electric Power Co., Inc., 3.20%, 11/13/2027	96,000	103,622
Avangrid, Inc.
3.15%, 12/01/2024	53,000	56,494
3.80%, 06/01/2029	48,000	53,382
Consolidated Edison Co. of New York, Inc., Series D, 4.00%, 12/01/2028	76,000	87,772
Duke Energy Corp.
3.75%, 04/15/2024	129,000	141,686
2.65%, 09/01/2026	131,000	140,635
Edison International, 4.13%, 03/15/2028	86,000	89,855
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Corp.
4.00%, 07/15/2022	$73,000	$76,934
2.95%, 09/01/2026	77,000	84,077
Evergy, Inc.
2.45%, 09/15/2024	70,000	73,356
2.90%, 09/15/2029	70,000	73,838
Eversource Energy, Series K, 2.75%, 03/15/2022	68,000	70,192
Exelon Corp.
3.50%, 06/01/2022	109,000	113,431
4.05%, 04/15/2030	105,000	121,217
FirstEnergy Corp.
Series B, 4.25%, 03/15/2023	63,000	68,092
Series B, 3.90%, 07/15/2027	68,000	76,076
Interstate Power and Light Co.
3.25%, 12/01/2024	44,000	47,723
4.10%, 09/26/2028	43,000	48,805
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	110,000	118,200
2.25%, 06/01/2030	120,000	123,114
NSTAR Electric Co., 3.20%, 05/15/2027	68,000	75,554
Ohio Power Co., Series M, 5.38%, 10/01/2021	86,000	91,445
PPL Capital Funding, Inc.
3.40%, 06/01/2023	79,000	82,734
4.13%, 04/15/2030	75,000	84,662
Southern California Edison Co., Series C, 3.50%, 10/01/2023	81,000	85,919
Southern Co. (The)
2.35%, 07/01/2021	121,000	123,123
3.25%, 07/01/2026	118,000	130,180
Xcel Energy, Inc.
3.30%, 06/01/2025	82,000	89,217
4.00%, 06/15/2028	75,000	86,499
		2,617,834
Electrical Equipment-0.29%
Emerson Electric Co.
3.15%, 06/01/2025	88,000	96,687
1.80%, 10/15/2027	90,000	91,845
		188,532
Electronic Equipment, Instruments & Components-1.34%
Amphenol Corp., 2.80%, 02/15/2030	95,000	99,665
Arrow Electronics, Inc.
3.25%, 09/08/2024	68,000	71,384
3.88%, 01/12/2028	68,000	69,588
Avnet, Inc., 4.63%, 04/15/2026	106,000	118,130
Flex Ltd.
5.00%, 02/15/2023	63,000	66,035
4.75%, 06/15/2025	63,000	67,493
Jabil, Inc.
4.70%, 09/15/2022	48,000	50,560
3.95%, 01/12/2028	53,000	54,890
Keysight Technologies, Inc.
4.55%, 10/30/2024	30,000	33,253
4.60%, 04/06/2027	28,000	31,985
Tech Data Corp.
3.70%, 02/15/2022	68,000	68,205
4.95%, 02/15/2027	67,000	69,400
Trimble, Inc., 4.90%, 06/15/2028	53,000	57,897
		858,485

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.82%
Halliburton Co.
3.50%, 08/01/2023	$70,000	$72,200
3.80%, 11/15/2025	73,000	77,310
National Oilwell Varco, Inc., 3.60%, 12/01/2029	133,000	124,839
Schlumberger Investment S.A., 3.65%, 12/01/2023	239,000	253,253
		527,602
Entertainment-0.79%
Activision Blizzard, Inc.
2.30%, 09/15/2021	48,000	48,891
3.40%, 09/15/2026	53,000	59,172
Electronic Arts, Inc., 3.70%, 03/01/2021	81,000	82,670
Walt Disney Co. (The)
1.75%, 08/30/2024	149,000	153,592
2.00%, 09/01/2029	159,000	161,371
		505,696
Equity REITs-5.37%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	88,000	96,995
American Homes 4 Rent L.P., 4.25%, 02/15/2028	48,000	47,293
American Tower Corp.
3.50%, 01/31/2023	69,000	73,565
3.80%, 08/15/2029	73,000	82,019
AvalonBay Communities, Inc.
3.45%, 06/01/2025	50,000	54,549
2.30%, 03/01/2030(b)	55,000	56,193
Boston Properties L.P.
4.13%, 05/15/2021	56,000	57,171
3.65%, 02/01/2026	58,000	62,345
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	34,000	34,095
4.13%, 05/15/2029	40,000	38,709
Camden Property Trust, 3.15%, 07/01/2029	71,000	76,358
CBRE Services, Inc., 4.88%, 03/01/2026	95,000	102,811
Crown Castle International Corp.
5.25%, 01/15/2023	63,000	69,495
3.65%, 09/01/2027	71,000	78,717
Digital Realty Trust L.P.
3.95%, 07/01/2022	48,000	50,228
3.70%, 08/15/2027	53,000	59,106
EPR Properties, 3.75%, 08/15/2029	58,000	47,333
Equinix, Inc.
2.63%, 11/18/2024	60,000	63,468
3.20%, 11/18/2029	60,000	64,361
ERP Operating L.P.
4.63%, 12/15/2021	58,000	60,778
2.85%, 11/01/2026	63,000	67,547
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	42,613
3.00%, 01/15/2030	40,000	41,479
Healthcare Trust of America Holdings L.P., 3.10%, 02/15/2030	58,000	55,247
Healthpeak Properties, Inc.
3.88%, 08/15/2024	48,000	51,285
3.50%, 07/15/2029	53,000	53,913
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/2029	169,000	151,056
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	43,000	44,164
	Principal Amount	Value
Equity REITs-(continued)
Kilroy Realty L.P., 3.05%, 02/15/2030	$58,000	$54,790
Kimco Realty Corp.
3.30%, 02/01/2025	43,000	43,560
2.80%, 10/01/2026	40,000	38,685
LifeStorage L.P., 3.50%, 07/01/2026	50,000	52,200
Mid-America Apartments L.P., 3.60%, 06/01/2027	74,000	79,178
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	31,000	31,254
5.25%, 01/15/2026	28,000	28,351
Prologis L.P.
4.25%, 08/15/2023	58,000	64,169
2.25%, 04/15/2030	60,000	61,776
Public Storage
2.37%, 09/15/2022	58,000	59,821
3.09%, 09/15/2027	56,000	59,863
Realty Income Corp.
3.25%, 10/15/2022	41,000	42,834
4.13%, 10/15/2026	40,000	44,142
Regency Centers L.P., 3.60%, 02/01/2027	67,000	68,206
Simon Property Group L.P.
2.00%, 09/13/2024	86,000	83,325
2.45%, 09/13/2029	91,000	83,432
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	78,000	76,721
Spirit Realty L.P., 3.40%, 01/15/2030	63,000	54,235
UDR, Inc., 3.20%, 01/15/2030	70,000	73,376
Ventas Realty L.P., 4.40%, 01/15/2029	63,000	64,346
Ventas Realty L.P./Ventas Capital Corp., 3.25%, 08/15/2022	68,000	68,637
VEREIT Operating Partnership L.P.
4.60%, 02/06/2024	36,000	36,165
4.88%, 06/01/2026	43,000	42,906
Welltower, Inc.
4.00%, 06/01/2025	71,000	74,256
3.10%, 01/15/2030	75,000	79,306
Weyerhaeuser Co.
4.63%, 09/15/2023	57,000	61,926
4.00%, 11/15/2029	63,000	67,266
WP Carey, Inc., 4.60%, 04/01/2024	69,000	73,094
		3,450,713
Food & Staples Retailing-2.57%
Costco Wholesale Corp.
2.75%, 05/18/2024	139,000	150,791
1.60%, 04/20/2030	145,000	146,245
Kroger Co. (The)
3.85%, 08/01/2023	114,000	124,020
2.65%, 10/15/2026	129,000	139,371
Sysco Corp.
2.60%, 10/01/2020	90,000	90,231
5.95%, 04/01/2030	80,000	96,064
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	127,000	137,227
3.45%, 06/01/2026	134,000	142,082
Walmart, Inc.
3.40%, 06/26/2023	278,000	301,635
3.70%, 06/26/2028	273,000	323,479
		1,651,145

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Food Products-2.72%
Archer-Daniels-Midland Co.
2.75%, 03/27/2025	$100,000	$107,837
2.50%, 08/11/2026	100,000	107,642
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	79,000	79,914
3.25%, 08/15/2026	89,000	89,748
Campbell Soup Co.
3.95%, 03/15/2025	50,000	55,590
4.15%, 03/15/2028	53,000	60,840
Conagra Brands, Inc.
3.80%, 10/22/2021	53,000	55,106
4.85%, 11/01/2028	50,000	59,473
General Mills, Inc.
3.15%, 12/15/2021	83,000	85,441
4.20%, 04/17/2028	81,000	94,660
Hershey Co. (The)
3.38%, 05/15/2023	50,000	54,163
2.30%, 08/15/2026	58,000	62,264
Ingredion, Inc., 3.20%, 10/01/2026	83,000	89,324
JM Smucker Co. (The)
3.50%, 03/15/2025	53,000	58,479
2.38%, 03/15/2030	60,000	60,079
Kellogg Co.
4.00%, 12/15/2020	68,000	69,250
3.25%, 04/01/2026	71,000	77,772
McCormick & Co., Inc.
2.70%, 08/15/2022	43,000	44,883
3.40%, 08/15/2027	43,000	47,138
Mondelez International, Inc.
4.00%, 02/01/2024	101,000	112,327
2.75%, 04/13/2030	100,000	105,573
Tyson Foods, Inc.
3.95%, 08/15/2024	76,000	83,932
3.55%, 06/02/2027	76,000	84,801
		1,746,236
Gas Utilities-0.23%
Atmos Energy Corp., 3.00%, 06/15/2027	81,000	87,710
National Fuel Gas Co., 3.75%, 03/01/2023	60,000	59,690
		147,400
Health Care Equipment & Supplies-1.22%
Abbott Laboratories
3.40%, 11/30/2023	101,000	110,739
3.75%, 11/30/2026	99,000	116,104
Baxter International, Inc., 2.60%, 08/15/2026	116,000	125,227
Boston Scientific Corp.
3.45%, 03/01/2024	50,000	53,546
2.65%, 06/01/2030	50,000	51,880
Edwards Lifesciences Corp., 4.30%, 06/15/2028	67,000	79,043
Stryker Corp.
2.63%, 03/15/2021	66,000	66,974
3.50%, 03/15/2026	64,000	72,104
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	53,000	57,105
3.55%, 03/20/2030	50,000	53,087
		785,809
Health Care Providers & Services-4.34%
AmerisourceBergen Corp.
3.50%, 11/15/2021	119,000	123,432
3.45%, 12/15/2027	116,000	128,162
	Principal Amount	Value
Health Care Providers & Services-(continued)
Anthem, Inc.
2.38%, 01/15/2025	$120,000	$126,298
3.65%, 12/01/2027	119,000	134,878
Cardinal Health, Inc.
2.62%, 06/15/2022	115,000	118,051
3.41%, 06/15/2027	119,000	132,387
Cigna Corp.
3.75%, 07/15/2023	81,000	88,089
4.38%, 10/15/2028	84,000	98,801
CVS Health Corp.
3.70%, 03/09/2023	167,000	179,109
4.30%, 03/25/2028	162,000	185,414
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	73,000	76,379
2.60%, 11/15/2029	73,000	76,876
HCA, Inc.
5.00%, 03/15/2024	105,000	115,722
4.13%, 06/15/2029	100,000	108,782
Humana, Inc.
3.15%, 12/01/2022	85,000	89,123
3.95%, 03/15/2027	89,000	99,980
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	53,000	58,286
2.95%, 12/01/2029	55,000	58,040
McKesson Corp.
3.80%, 03/15/2024	145,000	158,082
3.95%, 02/16/2028	149,000	168,951
Quest Diagnostics, Inc.
4.70%, 04/01/2021	44,000	45,427
2.95%, 06/30/2030	55,000	57,948
UnitedHealth Group, Inc.
2.70%, 07/15/2020	170,000	170,464
3.75%, 07/15/2025	167,000	191,185
		2,789,866
Hotels, Restaurants & Leisure-1.59%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	135,000	140,529
Darden Restaurants, Inc., 3.85%, 05/01/2027	89,000	89,739
Las Vegas Sands Corp.
3.20%, 08/08/2024	101,000	98,039
3.50%, 08/18/2026	96,000	92,305
Marriott International, Inc.
Series EE, 5.75%, 05/01/2025	65,000	70,523
Series R, 3.13%, 06/15/2026	66,000	62,938
McDonald’s Corp.
2.63%, 01/15/2022	129,000	133,437
3.70%, 01/30/2026	129,000	144,645
Starbucks Corp.
3.10%, 03/01/2023	86,000	91,435
3.80%, 08/15/2025	86,000	96,058
		1,019,648
Household Durables-0.69%
D.R. Horton, Inc., 2.50%, 10/15/2024	95,000	98,406
Leggett & Platt, Inc., 3.50%, 11/15/2027	70,000	69,601
Mohawk Industries, Inc., 3.85%, 02/01/2023	46,000	48,940
NVR, Inc.
3.95%, 09/15/2022	40,000	42,684
3.00%, 05/15/2030	40,000	40,386
Whirlpool Corp., 4.75%, 02/26/2029	124,000	141,215
		441,232

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Household Products-1.38%
Clorox Co. (The)
3.05%, 09/15/2022	$47,000	$49,366
3.90%, 05/15/2028	45,000	51,112
Colgate-Palmolive Co., 3.25%, 03/15/2024	175,000	189,459
Kimberly-Clark Corp., 3.20%, 04/25/2029	167,000	190,624
Procter & Gamble Co. (The)
2.15%, 08/11/2022	195,000	203,150
3.00%, 03/25/2030	175,000	200,894
		884,605
Industrial Conglomerates-1.75%
3M Co.
3.25%, 02/14/2024	124,000	134,913
2.88%, 10/15/2027	123,000	137,790
Carlisle Cos., Inc., 2.75%, 03/01/2030	80,000	78,521
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	215,000	216,444
3.37%, 11/15/2025	220,000	223,700
Honeywell International, Inc.
1.85%, 11/01/2021	113,000	115,362
2.50%, 11/01/2026	120,000	131,381
Roper Technologies, Inc.
3.00%, 12/15/2020	39,000	39,327
3.80%, 12/15/2026	42,000	47,085
		1,124,523
Insurance-6.10%
Aflac, Inc.
3.63%, 11/15/2024	100,000	111,728
3.60%, 04/01/2030	90,000	103,949
Allstate Corp. (The)
3.15%, 06/15/2023	96,000	102,706
3.28%, 12/15/2026	91,000	101,072
American International Group, Inc.
4.88%, 06/01/2022	143,000	153,891
3.90%, 04/01/2026	149,000	164,056
Aon Corp., 3.75%, 05/02/2029	63,000	70,208
Aon PLC, 3.50%, 06/14/2024	63,000	68,157
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	182,000	179,016
Brown & Brown, Inc., 4.20%, 09/15/2024	56,000	60,516
Chubb INA Holdings, Inc.
2.30%, 11/03/2020	101,000	101,618
3.35%, 05/03/2026	106,000	118,356
CNA Financial Corp.
3.95%, 05/15/2024	67,000	72,300
3.90%, 05/01/2029	68,000	70,725
CNO Financial Group, Inc.
5.25%, 05/30/2025	40,000	43,753
5.25%, 05/30/2029	38,000	39,495
Globe Life, Inc., 4.55%, 09/15/2028	76,000	82,580
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	150,000	153,567
Lincoln National Corp.
4.00%, 09/01/2023	91,000	98,624
3.80%, 03/01/2028	91,000	96,998
Loews Corp.
2.63%, 05/15/2023	73,000	76,068
3.75%, 04/01/2026	68,000	74,894
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	69,000	75,790
4.38%, 03/15/2029	68,000	80,583
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
3.60%, 04/10/2024	$159,000	$174,992
4.55%, 03/23/2030	145,000	179,521
Old Republic International Corp., 3.88%, 08/26/2026	94,000	99,098
Principal Financial Group, Inc., 3.70%, 05/15/2029	177,000	199,208
Progressive Corp. (The)
3.75%, 08/23/2021	76,000	78,823
2.45%, 01/15/2027	83,000	86,102
Prudential Financial, Inc.
3.50%, 05/15/2024	164,000	179,617
3.88%, 03/27/2028	157,000	176,311
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	114,000	120,344
Travelers Cos., Inc. (The), 3.90%, 11/01/2020	214,000	216,878
Willis North America, Inc.
3.60%, 05/15/2024	52,000	55,229
4.50%, 09/15/2028	48,000	54,568
		3,921,341
Interactive Media & Services-0.62%
Alphabet, Inc.
3.63%, 05/19/2021	179,000	184,772
2.00%, 08/15/2026	197,000	213,403
		398,175
Internet & Direct Marketing Retail-1.12%
Amazon.com, Inc.
2.80%, 08/22/2024	159,000	173,038
3.15%, 08/22/2027	156,000	177,330
Booking Holdings, Inc.
4.10%, 04/13/2025	70,000	76,569
4.63%, 04/13/2030	70,000	80,411
eBay, Inc.
2.60%, 07/15/2022	58,000	59,812
3.60%, 06/05/2027	60,000	65,476
Expedia Group, Inc.
4.50%, 08/15/2024(b)	43,000	44,574
3.80%, 02/15/2028	48,000	44,399
		721,609
IT Services-2.70%
Automatic Data Processing, Inc.
2.25%, 09/15/2020	77,000	77,305
3.38%, 09/15/2025	71,000	79,979
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	73,000	76,881
DXC Technology Co., 4.25%, 04/15/2024	158,000	166,639
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	58,000	61,846
3.00%, 08/15/2026	62,000	68,159
Fiserv, Inc.
2.75%, 07/01/2024	48,000	51,087
3.50%, 07/01/2029	48,000	53,102
Global Payments, Inc.
4.00%, 06/01/2023	30,000	32,447
3.20%, 08/15/2029	33,000	34,957
International Business Machines Corp.
3.00%, 05/15/2024	192,000	207,983
3.50%, 05/15/2029	175,000	199,941

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Mastercard, Inc.
3.38%, 04/01/2024	$78,000	$86,496
3.35%, 03/26/2030	75,000	86,825
PayPal Holdings, Inc.
2.40%, 10/01/2024	65,000	68,732
2.85%, 10/01/2029	65,000	70,423
Visa, Inc.
2.20%, 12/14/2020	100,000	100,875
3.15%, 12/14/2025	101,000	113,645
Western Union Co. (The), 3.60%, 03/15/2022	96,000	99,980
		1,737,302
Leisure Products-0.14%
Hasbro, Inc.
3.00%, 11/19/2024	43,000	43,879
3.90%, 11/19/2029	43,000	43,267
		87,146
Life Sciences Tools & Services-0.48%
Agilent Technologies, Inc.
3.88%, 07/15/2023	38,000	40,872
2.75%, 09/15/2029	38,000	40,288
PerkinElmer, Inc., 3.30%, 09/15/2029	53,000	55,047
Thermo Fisher Scientific, Inc.
4.15%, 02/01/2024	76,000	84,752
2.95%, 09/19/2026	81,000	88,988
		309,947
Machinery-2.56%
Caterpillar, Inc.
3.90%, 05/27/2021	115,000	118,929
2.60%, 09/19/2029	119,000	128,515
Cummins, Inc., 3.65%, 10/01/2023	141,000	153,439
Eaton Corp.
2.75%, 11/02/2022	81,000	84,745
3.10%, 09/15/2027	86,000	91,950
Flowserve Corp., 3.50%, 09/15/2022	68,000	69,509
Fortive Corp.
2.35%, 06/15/2021	34,000	34,316
3.15%, 06/15/2026	43,000	45,431
IDEX Corp., 3.00%, 05/01/2030	60,000	61,717
Illinois Tool Works, Inc.
3.50%, 03/01/2024	76,000	83,353
2.65%, 11/15/2026	80,000	88,689
John Deere Capital Corp.
3.45%, 03/13/2025	96,000	107,552
2.80%, 07/18/2029	100,000	110,388
PACCAR Financial Corp., 2.65%, 05/10/2022	149,000	153,689
Parker-Hannifin Corp.
2.70%, 06/14/2024	58,000	60,716
3.25%, 06/14/2029	58,000	62,596
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	55,000	57,517
2.30%, 03/15/2030	65,000	66,894
Xylem, Inc.
4.88%, 10/01/2021	28,000	29,470
3.25%, 11/01/2026	35,000	37,814
		1,647,229
Marine-0.09%
Kirby Corp., 4.20%, 03/01/2028	58,000	55,986
	Principal Amount	Value
Media-1.54%
Comcast Corp.
3.70%, 04/15/2024	$169,000	$186,871
4.15%, 10/15/2028	162,000	192,102
Discovery Communications LLC
2.95%, 03/20/2023	48,000	49,968
3.95%, 03/20/2028	58,000	62,612
Fox Corp.
4.03%, 01/25/2024	55,000	60,525
4.71%, 01/25/2029	50,000	58,559
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/2024	42,000	44,516
4.75%, 03/30/2030	50,000	56,174
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/2022	65,000	68,384
3.60%, 04/15/2026	68,000	73,851
ViacomCBS, Inc.
4.25%, 09/01/2023	63,000	67,057
4.00%, 01/15/2026	65,000	69,547
		990,166
Metals & Mining-0.64%
Newmont Corp., 2.80%, 10/01/2029	98,000	102,413
Nucor Corp.
4.13%, 09/15/2022	67,000	71,436
3.95%, 05/01/2028	59,000	65,674
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	81,000	86,266
Steel Dynamics, Inc., 3.45%, 04/15/2030	86,000	85,318
		411,107
Multiline Retail-1.17%
Dollar General Corp.
3.25%, 04/15/2023	65,000	69,188
3.50%, 04/03/2030	60,000	67,180
Dollar Tree, Inc.
3.70%, 05/15/2023	60,000	64,063
4.20%, 05/15/2028	62,000	69,990
Kohl’s Corp., 4.25%, 07/17/2025	79,000	71,692
Nordstrom, Inc.
4.00%, 10/15/2021	60,000	58,877
4.38%, 04/01/2030	113,000	81,765
Target Corp.
2.25%, 04/15/2025	120,000	128,354
2.50%, 04/15/2026	129,000	141,042
		752,151
Multi-Utilities-1.73%
Black Hills Corp., 4.25%, 11/30/2023	53,000	56,982
CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	60,000	60,811
Consolidated Edison, Inc., 2.00%, 05/15/2021	85,000	86,096
Dominion Energy, Inc.
2.58%, 07/01/2020	105,000	105,113
Series C, 3.38%, 04/01/2030	100,000	109,965
DTE Energy Co.
2.85%, 10/01/2026	72,000	75,273
Series D, 3.70%, 08/01/2023	68,000	72,860
NiSource, Inc.
2.65%, 11/17/2022	43,000	44,472
3.49%, 05/15/2027	43,000	48,052
PSEG Power LLC, 3.00%, 06/15/2021	155,000	158,318

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Sempra Energy
2.90%, 02/01/2023	$75,000	$78,109
3.40%, 02/01/2028	81,000	86,953
WEC Energy Group, Inc.
3.38%, 06/15/2021	59,000	60,685
3.55%, 06/15/2025	60,000	65,657
		1,109,346
Oil, Gas & Consumable Fuels-5.46%
Chevron Corp.
1.55%, 05/11/2025	235,000	241,447
2.95%, 05/16/2026	232,000	257,250
Cimarex Energy Co.
4.38%, 06/01/2024	21,000	21,302
3.90%, 05/15/2027	23,000	22,474
Concho Resources, Inc., 3.75%, 10/01/2027	131,000	137,284
ConocoPhillips Holding Co., 6.95%, 04/15/2029	200,000	275,228
Enable Midstream Partners L.P., 4.40%, 03/15/2027	65,000	55,853
EOG Resources, Inc.
2.63%, 03/15/2023	71,000	74,005
4.15%, 01/15/2026	66,000	75,144
Exxon Mobil Corp.
2.22%, 03/01/2021	302,000	305,721
3.04%, 03/01/2026	295,000	327,282
HollyFrontier Corp., 5.88%, 04/01/2026(b)	111,000	120,413
Kinder Morgan, Inc.
4.30%, 06/01/2025	98,000	109,045
4.30%, 03/01/2028	100,000	111,778
Marathon Oil Corp.
2.80%, 11/01/2022	63,000	61,097
4.40%, 07/15/2027	58,000	53,737
Marathon Petroleum Corp.
4.70%, 05/01/2025	120,000	132,893
5.13%, 12/15/2026	106,000	119,309
Noble Energy, Inc.
3.90%, 11/15/2024	42,000	41,558
3.85%, 01/15/2028	98,000	89,283
ONEOK Partners L.P., 3.38%, 10/01/2022	61,000	61,570
ONEOK, Inc., 4.55%, 07/15/2028	58,000	58,152
Phillips 66
4.30%, 04/01/2022	128,000	135,829
3.90%, 03/15/2028	129,000	144,308
Pioneer Natural Resources Co., 4.45%, 01/15/2026	41,000	45,148
Valero Energy Corp.
3.65%, 03/15/2025	120,000	129,647
3.40%, 09/15/2026	128,000	136,299
Williams Cos., Inc. (The)
3.60%, 03/15/2022	84,000	86,470
3.75%, 06/15/2027	75,000	79,923
		3,509,449
Personal Products-0.20%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	60,000	63,225
2.38%, 12/01/2029	63,000	66,898
		130,123
Pharmaceuticals-3.09%
Allergan Funding S.C.S., 3.80%, 03/15/2025	5,000	5,533
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co.
2.60%, 05/16/2022(c)	$111,000	$115,553
3.40%, 07/26/2029(c)	114,000	130,934
Eli Lilly and Co.
2.35%, 05/15/2022	111,000	113,829
3.38%, 03/15/2029	106,000	122,176
Johnson & Johnson
2.25%, 03/03/2022	215,000	221,364
2.45%, 03/01/2026	223,000	244,296
Merck & Co., Inc.
2.75%, 02/10/2025	162,000	177,547
3.40%, 03/07/2029	155,000	178,279
Mylan N.V.
3.15%, 06/15/2021	64,000	65,189
3.95%, 06/15/2026	68,000	74,085
Pfizer, Inc.
1.95%, 06/03/2021	197,000	200,238
3.00%, 12/15/2026	193,000	220,178
Zoetis, Inc.
3.25%, 02/01/2023	63,000	65,834
3.00%, 09/12/2027	45,000	49,319
		1,984,354
Professional Services-0.24%
Equifax, Inc.
2.60%, 12/01/2024	38,000	39,481
3.10%, 05/15/2030	40,000	41,811
Verisk Analytics, Inc., 4.00%, 06/15/2025	63,000	69,710
		151,002
Road & Rail-1.22%
CSX Corp.
3.40%, 08/01/2024	76,000	83,336
3.25%, 06/01/2027	82,000	90,682
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	80,000	90,143
Norfolk Southern Corp.
3.00%, 04/01/2022	81,000	83,739
2.90%, 06/15/2026	83,000	91,027
Ryder System, Inc., 3.65%, 03/18/2024	91,000	95,724
Union Pacific Corp.
4.16%, 07/15/2022	115,000	122,424
3.95%, 09/10/2028	109,000	126,701
		783,776
Semiconductors & Semiconductor Equipment-3.05%
Analog Devices, Inc.
2.88%, 06/01/2023	52,000	54,647
3.90%, 12/15/2025	53,000	59,278
Applied Materials, Inc.
4.30%, 06/15/2021	63,000	65,494
3.30%, 04/01/2027	65,000	73,141
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024	90,000	94,801
3.88%, 01/15/2027	78,000	82,260
Intel Corp.
3.30%, 10/01/2021	179,000	186,355
3.70%, 07/29/2025	175,000	199,297
KLA Corp.
4.65%, 11/01/2024	54,000	60,988
4.10%, 03/15/2029	53,000	61,364

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp.
2.80%, 06/15/2021	$43,000	$43,964
4.00%, 03/15/2029	43,000	50,210
Marvell Technology Group Ltd.
4.20%, 06/22/2023	28,000	29,635
4.88%, 06/22/2028	28,000	31,290
Maxim Integrated Products, Inc.
3.38%, 03/15/2023	33,000	34,200
3.45%, 06/15/2027	45,000	48,069
Micron Technology, Inc.
4.64%, 02/06/2024	100,000	109,945
4.19%, 02/15/2027	81,000	89,616
NVIDIA Corp.
2.20%, 09/16/2021	50,000	51,053
2.85%, 04/01/2030	50,000	54,915
QUALCOMM, Inc.
3.00%, 05/20/2022	120,000	125,969
3.25%, 05/20/2027	120,000	133,802
Texas Instruments, Inc.
1.85%, 05/15/2022	101,000	103,667
2.25%, 09/04/2029	106,000	112,794
		1,956,754
Software-1.88%
Adobe, Inc.
3.25%, 02/01/2025	43,000	47,833
2.30%, 02/01/2030	50,000	53,538
Autodesk, Inc., 3.50%, 06/15/2027	43,000	48,427
Microsoft Corp.
1.55%, 08/08/2021	249,000	252,576
3.30%, 02/06/2027	236,000	271,444
Oracle Corp.
1.90%, 09/15/2021	158,000	160,801
2.65%, 07/15/2026	156,000	169,236
salesforce.com, inc.
3.25%, 04/11/2023	43,000	46,291
3.70%, 04/11/2028	42,000	48,535
VMware, Inc.
2.95%, 08/21/2022	53,000	54,682
3.90%, 08/21/2027	53,000	55,945
		1,209,308
Specialty Retail-2.15%
Advance Auto Parts, Inc., 3.90%, 04/15/2030(c)	85,000	87,279
AutoZone, Inc.
3.13%, 07/15/2023	56,000	59,299
4.00%, 04/15/2030	55,000	62,183
Best Buy Co., Inc.
5.50%, 03/15/2021	76,000	77,834
4.45%, 10/01/2028	81,000	89,881
Home Depot, Inc. (The)
2.63%, 06/01/2022	156,000	162,836
2.95%, 06/15/2029	160,000	177,400
Lowe’s Cos., Inc.
3.12%, 04/15/2022	108,000	112,484
2.50%, 04/15/2026	124,000	132,216
O’Reilly Automotive, Inc.
4.88%, 01/14/2021	51,000	51,758
3.60%, 09/01/2027	49,000	53,711
Ross Stores, Inc., 4.60%, 04/15/2025	110,000	122,821
	Principal Amount	Value
Specialty Retail-(continued)
TJX Cos., Inc. (The)
3.50%, 04/15/2025	$85,000	$94,827
3.88%, 04/15/2030	85,000	100,006
		1,384,535
Technology Hardware, Storage & Peripherals-2.14%
Apple, Inc.
2.40%, 05/03/2023	316,000	334,745
3.25%, 02/23/2026	306,000	345,674
Dell International LLC/EMC Corp.
4.42%, 06/15/2021(c)	116,000	118,196
6.02%, 06/15/2026(c)	111,000	126,020
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	88,000	88,733
4.90%, 10/15/2025	81,000	90,981
HP, Inc., 4.65%, 12/09/2021	173,000	181,781
NetApp, Inc., 3.38%, 06/15/2021	90,000	92,125
		1,378,255
Textiles, Apparel & Luxury Goods-0.67%
NIKE, Inc.
2.40%, 03/27/2025	100,000	107,324
2.85%, 03/27/2030	90,000	100,267
Tapestry, Inc.
4.25%, 04/01/2025	50,000	44,291
4.13%, 07/15/2027	50,000	41,532
VF Corp.
2.40%, 04/23/2025	65,000	67,922
2.95%, 04/23/2030	65,000	66,687
		428,023
Tobacco-1.04%
Altria Group, Inc.
2.85%, 08/09/2022	141,000	146,492
4.80%, 02/14/2029	135,000	155,903
Philip Morris International, Inc.
3.25%, 11/10/2024	166,000	182,632
3.38%, 08/15/2029	162,000	181,936
		666,963
Trading Companies & Distributors-0.16%
WW Grainger, Inc., 1.85%, 02/15/2025	100,000	103,398
Water Utilities-0.26%
American Water Capital Corp.
3.40%, 03/01/2025	47,000	51,773
3.75%, 09/01/2028	45,000	51,428
Essential Utilities, Inc., 2.70%, 04/15/2030	60,000	61,940
		165,141
Wireless Telecommunication Services-0.19%
T-Mobile USA, Inc., 3.88%, 04/15/2030(c)	110,000	119,595
Total U.S. Dollar Denominated Bonds & Notes (Cost $60,476,839)		63,607,128
	Shares
Money Market Funds-0.51%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $326,282)	326,282	326,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $60,803,121)		63,933,410

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.99%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $638,896)	638,896	$638,896
TOTAL INVESTMENTS IN SECURITIES-100.48% (Cost $61,442,017)		64,572,306
OTHER ASSETS LESS LIABILITIES-(0.48)%		(311,050)
NET ASSETS-100.00%		$64,261,256

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $1,224,671, which represented 1.91% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$128,387	$5,846,608	$(5,648,713)	$-	$-	$326,282	$3,284
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	552,320	5,882,502	(6,434,822)	-	-	-	5,556
Invesco Liquid Assets Portfolio, Institutional Class*	184,107	1,611,085	(1,795,162)	-	(30)	-	882
Invesco Private Government Fund	-	2,122,796	(1,483,900)	-	-	638,896	8
Total	$864,814	$15,462,991	$(15,362,597)	$-	$(30)	$965,178	$9,730

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.91%
Alabama-0.90%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,185,310
Birmingham (City of), AL Airport Authority, Series 2010, RB, (INS - AGM)(a)	5.50%	07/01/2040	1,500	1,505,715
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(b)(c)	5.00%	01/01/2025	1,000	1,210,100
Jasper (City of), AL, Series 2014, GO Wts.(b)(c)	5.00%	03/01/2024	4,000	4,704,920
Jefferson (County of), AL, Series 2013 A, RB, (INS - AGM)(a)	5.50%	10/01/2053	5,000	5,606,300
Tuscaloosa (City of), AL Board of Education, Series 2016, RB	5.00%	08/01/2046	1,000	1,178,840
				17,391,185
Arizona-1.33%
City of Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	5,850,000
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,012,890
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,220,780
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,629,500
Phoenix Civic Improvement Corp., Series 2020, RB	5.00%	07/01/2044	5,000	6,546,500
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,563,360
				25,823,030
Arkansas-0.12%
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,403,420
California-18.93%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2036	1,000	1,141,600
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2037	940	1,070,425
Bay Area Toll Authority, Series 2019 H, Ref. RB	5.00%	04/01/2049	4,000	4,813,680
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(b)(c)	5.00%	10/01/2024	2,500	3,011,150
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,486,100
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,769,400
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,214,900
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,778,950
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,596,010
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,133,260
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	5,058,040
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,259,560
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	4,056,500
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	2,000	2,371,220
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	3,000	3,549,480
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	6,603,320
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,169,800
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2010, RB(b)(c)	5.25%	07/01/2020	500	501,995
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,232,200
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,621,497
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	3,500	5,624,220
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB	5.00%	08/15/2035	305	316,596
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion), Series 2019, RB	5.00%	08/01/2044	1,930	2,376,641
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,199,920
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,924,933
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,788,100
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,096,460
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,032,420
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB	5.00%	01/01/2048	1,000	1,229,320
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,967,228
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,712,325
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	516,035
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	3,068,525
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	2,500	3,035,450

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	$11,310	$13,650,378
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	600	659,814
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	10,000	10,839,600
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB	5.88%	02/15/2034	3,655	3,670,095
El Dorado Irrigation District, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2034	3,000	3,493,260
El Dorado Irrigation District, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.25%	03/01/2039	3,500	4,078,060
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,192,540
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	17,000	18,890,570
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	11,316,400
Livermore Valley Joint Unified School District, Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,747,880
Los Angeles (City of), CA, Series 2015 A, RB	5.00%	06/01/2044	1,000	1,179,440
Los Angeles (City of), CA, Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,767,570
Los Angeles (City of), CA, Series 2017 A, RB	5.25%	06/01/2047	1,500	1,844,790
Los Angeles (City of), CA Department of Airports, Series 2010 A, RB	5.00%	05/15/2040	785	794,813
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,647,200
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	2,500	2,945,075
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	10,275	13,081,102
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	9,000	11,384,820
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,622,735
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,158,050
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	13,325,232
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	4,400	5,395,764
Los Angeles Unified School District (Election 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,887,902
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,614,500
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,394,530
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	7,500	9,675,825
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,244,580
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,536,496
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	5,871,800
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	10,000	12,082,400
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	8,445,375
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,714,112
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,537,753
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,848,738
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,675,700
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	14,165	17,199,851
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,253,560
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	17,315	19,991,553
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,416,540
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,528,520
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	11,265,575
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,855,740
				368,053,498
Colorado-3.59%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,296,000
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	1,750	2,271,290
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,152,310
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	861,443
Denver (City & County of), CO Board of Water Commissioners, Series 2017 A, RB	5.00%	09/15/2047	5,000	6,183,700
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	6,204,100
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	20,000	25,835,800
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	19,550	24,958,507
				69,763,150
Connecticut-0.66%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	3,745	4,384,534

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	$4,000	$4,811,400
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,634,710
				12,830,644
District of Columbia-0.76%
District of Columbia, Series 2011 G, RB	5.00%	12/01/2036	1,200	1,274,928
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	3,113,625
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,483,840
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	6,000	6,100,200
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,751,925
				14,724,518
Florida-4.70%
Cape Coral (City of), FL, Series 2011, Ref. RB(b)(c)	5.00%	10/01/2021	200	212,472
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,205,300
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	4,962,850
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(a)	5.50%	10/01/2041	1,500	1,595,160
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	16,745	19,066,862
JEA Electric System Revenue, Series 2013 C, RB	5.00%	10/01/2037	950	1,041,856
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,120,235
Miami (City of), FL (Marlins Stadium), Series 2010 A, RB(b)(c)	5.25%	07/01/2020	2,000	2,008,240
Miami (City of), FL (Marlins Stadium), Series 2010 A, RB(b)(c)	5.25%	07/01/2020	2,500	2,510,300
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,317,560
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,601,680
Miami-Dade (County of), FL, Series 2010 B, RB, (INS - AGM)(a)	5.00%	10/01/2035	7,000	7,090,650
Miami-Dade (County of), FL, Series 2010, RB(b)(c)	5.00%	10/01/2020	1,000	1,016,090
Miami-Dade (County of), FL, Series 2012 B, Ref. RB	5.00%	10/01/2037	2,215	2,437,297
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	10,000	10,882,100
Miami-Dade (County of), FL Transit System, Series 2012, RB	5.00%	07/01/2042	2,000	2,153,200
North Sumter County Utility Dependent District, Series 2010, RB, (INS - AGM)(a)	5.38%	10/01/2040	2,000	2,033,440
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	11,185	13,973,420
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,345,540
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,772,300
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,927,240
				91,273,792
Georgia-1.07%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	6,124,050
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,435,180
Gainesville & Hall (County of), GA Hospital Authority (USG Real Estate), Series 2010 A, RB(b)(c)	5.00%	06/15/2020	1,105	1,106,901
Gainesville & Hall (County of), GA Hospital Authority (USG Real Estate), Series 2010 A, RB, (INS - AGC)(a)	5.00%	06/15/2038	3,140	3,145,463
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,317,100
Medical Center Hospital Authority (Columbus Regional Healthcare), Series 2010, RB(b)(c)	5.00%	08/01/2020	1,200	1,209,372
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,128,560
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB	5.00%	05/01/2041	2,000	2,399,880
				20,866,506
Guam-0.60%
Guam (Territory of) Power Authority, Series 2010 A, RB(b)(c)	5.00%	10/01/2020	1,150	1,168,308
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	9,835	10,538,596
				11,706,904
Hawaii-0.46%
Hawaii (State of) Department of Budget & Finance, Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,263,560
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,747,480
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,896,045
				8,907,085

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-6.65%
Chicago (City of), IL, Series 2008, Ref. RB, (INS - AGM)(a)	5.25%	11/01/2033	$440	$441,126
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(a)	5.00%	01/01/2037	24,375	25,522,819
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	3,002,150
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	7,615,020
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,072,810
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,953,660
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,532,730
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,369,538
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	2,900	3,245,912
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	8,481,075
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	16,375	17,286,105
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,101,380
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	5,579,500
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	6,562,560
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	10,000	11,452,500
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,575,960
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	994,090
Illinois (State of) Finance Authority (The Carle Foundation), Series 2011 A, RB, (INS - AGM)(a)	6.00%	08/15/2041	1,000	1,051,830
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,892,500
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	1,815	2,410,955
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	11,061,500
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,037,230
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	516,955
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2037	1,750	2,018,433
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	2,082,520
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,490,080
				129,350,938
Indiana-1.15%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,508,200
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	6,204,650
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	9,000	11,094,570
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,457,875
				22,265,295
Kansas-0.27%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,348,480
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,164,390
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,734,375
				5,247,245
Kentucky-0.11%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,000	1,126,020
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	1,000	1,045,210
				2,171,230
Louisiana-1.34%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2042	2,000	2,349,820
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,340,760
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	3,278,440
Lafayette (City of), LA Public Trust Financing Authority (Ragin Cajun Facilities, Inc. - Housing & Parking), Series 2010, RB(b)(c)	5.50%	10/01/2020	1,000	1,017,570
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB	5.00%	10/01/2039	2,000	2,143,320
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,896,970
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,772,100

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System), Series 2018 A, RB, (INS - AGM)(a)	5.00%	10/01/2048	$5,000	$5,894,200
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,412,412
				26,105,592
Maryland-0.75%
Baltimore (City of), MD, Series 2017, Ref. RB	5.00%	09/01/2039	1,000	908,850
Baltimore (City of), MD, Series 2017, Ref. RB	5.00%	09/01/2042	500	444,130
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	11,107,775
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB	5.00%	05/01/2046	1,900	2,154,220
				14,614,975
Massachusetts-5.86%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,751,200
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	8,097,089
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,636,000
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,258,208
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	5,151,945
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	6,165,250
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	6,301,250
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,466,590
Massachusetts (State of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	6,311,100
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	8,297,917
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	965,755
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,272,200
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,052,491
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,269,580
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	10,381,575
Massachusetts (State of) School Building Authority, Series 2016 A, RB	5.00%	11/15/2045	3,410	4,016,469
Massachusetts (State of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2049	5,000	5,900,650
Massachusetts (State of) Water Resources Authority, Series 2016 B, Ref. RB	5.00%	08/01/2040	10,000	12,140,400
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	6,272,350
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	6,281,350
				113,989,369
Michigan-0.90%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2039	5,000	5,454,400
Michigan (State of) Hospital Finance Authority (Ascension Health), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,743,010
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,526,500
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,459,140
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,787,270
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	556,080
				17,526,400
Minnesota-0.05%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,027,280
Missouri-0.57%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,065,170
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,517,646
Metropolitan St. Louis Sewer District, Series 2016 C, RB	5.00%	05/01/2046	1,000	1,205,650
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	910,500
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019A, Ref. RB	4.00%	02/15/2049	5,000	5,458,600
				11,157,566
Montana-0.14%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,698,176

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	$1,000	$1,242,370
Nevada-0.93%
Clark (County of), NV (Department of Aviation), Series 2015 A, Ref. RB	5.00%	07/01/2040	5,000	5,620,200
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	9,335	10,688,482
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2042	1,650	1,772,611
				18,081,293
New Jersey-0.71%
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,033,450
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology), Series 2020 A, RB	3.00%	07/01/2050	1,000	907,580
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,834,944
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2011 A, Ref. RB(b)(c)	5.63%	07/01/2021	500	528,980
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,166,160
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,106,590
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,187,640
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,998,800
				13,764,144
New York-19.95%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,042,300
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,856,650
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,551,381
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,188,060
Long Island Power Authority, Series 2012 A, RB	5.00%	09/01/2037	6,935	7,499,994
Long Island Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,859,625
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	13,483,082
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(a)	5.00%	11/15/2042	1,510	1,577,708
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,232,700
Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	11/15/2052	7,025	7,533,680
Metropolitan Transportation Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	9,000	9,521,100
Metropolitan Transportation Authority, Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,875,234
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	5,311,150
Metropolitan Transportation Authority, Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,610,680
Metropolitan Transportation Authority (Climate Bond), Series 2016 B-1, RB	5.00%	11/15/2046	2,350	2,635,384
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,088,560
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	6,223,200
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,807,480
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2041	4,460	5,175,072
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	4,018,455
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,791,848
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	6,590	7,780,154
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,913,396
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	8,152,820
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB, (INS - AGC)(a)	6.50%	01/01/2046	500	502,270
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2009, RB, (INS - AGC)(a)	7.00%	03/01/2049	3,000	3,014,460
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB	5.00%	06/15/2044	3,295	3,493,458
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	10,532,953
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	552,250
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	690,540
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	7,073,937
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	6,403,900
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB(b)(c)	5.00%	12/15/2021	1,535	1,648,437

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB	5.00%	06/15/2045	$8,670	$9,190,807
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 BB-1, RB	5.00%	06/15/2049	10,000	12,732,200
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	4.00%	06/15/2049	2,500	2,884,650
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	5.00%	06/15/2049	6,165	7,768,332
New York (City of), NY Transitional Finance Authority, Series 2011 S-1, RB	5.25%	07/15/2037	4,200	4,381,608
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2035	2,000	2,305,660
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,942,522
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,444,270
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2041	1,850	2,037,904
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,230,640
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	10,000	11,451,800
New York (State of) Dormitory Authority, Series 2011 C, RB	5.00%	03/15/2041	4,000	4,126,520
New York (State of) Dormitory Authority, Series 2012 A, RB(b)(c)	5.00%	07/01/2022	5,000	5,498,050
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,804,875
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	07/01/2023	5,000	5,728,350
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,192,179
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(b)(c)	5.00%	03/15/2025	5	6,089
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2035	7,525	8,762,637
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,944,520
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,307,280
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	604,865
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	6,309,850
New York (State of) Dormitory Authority (Cornell University), Series 2010 A, RB	5.00%	07/01/2035	3,060	3,072,056
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	854,483
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	2,127,400
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	6,203,350
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	3,000	3,310,320
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,535,564
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	09/01/2050	30,325	30,508,163
New York (State of) Dormitory Authority (New School (The)), Series 2015 A, Ref. RB	5.00%	07/01/2045	3,500	3,747,695
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,088,710
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(b)(c)	5.00%	07/01/2022	1,200	1,319,532
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,836,238
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,779,470
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,727,359
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB	5.00%	07/01/2045	6,325	7,243,137
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,073,150
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,539,360
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	5,523,450
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,147,780
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,202,740
New York Liberty Development Corp., Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,467,990
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,333,180
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	6,390,395
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,104,040
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	605,945
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,689,000
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,496,560
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,784,970
Triborough Bridge & Tunnel Authority, Series 2020 A, RB	5.00%	11/15/2054	1,500	1,855,485
				387,865,048

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-1.03%
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	$2,000	$2,318,740
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	11,750	13,954,300
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(b)(c)	5.00%	10/01/2025	3,000	3,732,480
				20,005,520
Ohio-2.22%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,343,900
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,325,040
Franklin (County of), OH Convention Facilities Authority, Series 2019, RB	5.00%	12/01/2051	1,000	915,730
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(b)(c)	5.00%	06/01/2022	4,400	4,814,260
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,836,500
Ohio (State of) Higher Educational Facility Commission (Summa Health System-2010), Series 2010, RB, (INS - AGM)(a)	5.25%	11/15/2035	1,000	1,002,240
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	10,000	12,917,900
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	13,045,275
				43,200,845
Oklahoma-0.73%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,993,325
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,901,350
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2047	1,660	1,955,181
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,415,140
				14,264,996
Oregon-0.98%
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	6,166,750
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	3,065,375
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB	5.00%	07/01/2047	1,000	1,204,650
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,595,206
				19,031,981
Pennsylvania-2.80%
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	965,660
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,223,450
Lackawanna (County of), PA, Series 2010 B, GO Bonds, (INS - AGM)(a)	5.00%	09/01/2035	745	752,927
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,726,230
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	301,805
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,381,420
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,709,667
Pennsylvania (State of) Turnpike Commission, Series 2012 B, RB(b)(c)	5.00%	12/01/2022	1,985	2,218,515
Pennsylvania (State of) Turnpike Commission, Series 2012 B, RB(b)(c)	5.00%	12/01/2022	6,815	7,634,913
Pennsylvania (State of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	15,000	16,890,750
Pennsylvania (State of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,974,500
Philadelphia (City of), PA, Series 2010 A, RB, (INS - AGM)(a)	5.00%	06/15/2035	600	601,572
Philadelphia (City of), PA, Series 2010 C, RB(b)(c)	5.00%	08/01/2020	875	881,904
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB	5.00%	08/01/2047	7,000	8,013,250
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,159,118
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital), Series 2005 B, RB(b)(c)	5.38%	07/01/2020	1,000	1,004,180
				54,439,861
Puerto Rico-0.61%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	500	502,055
Puerto Rico (Commonwealth of), Series 2012 A, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2035	7,150	7,215,494
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS - AGC)(a)	5.13%	07/01/2047	4,050	4,050,243
				11,767,792
Rhode Island-0.12%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,217,860

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-1.26%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	$4,660	$4,916,347
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,157,740
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,730,725
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	6,250	6,954,562
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	7,749,210
				24,508,584
Tennessee-0.91%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,383,850
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,306,638
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,670,865
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	2,000	2,281,480
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,074,692
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,243,380
Tennessee (State of) School Bond Authority, Series 2017, RB	5.00%	11/01/2047	3,000	3,662,790
				17,623,695
Texas-10.43%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,219,590
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,212,040
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	15,000	19,189,950
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2040	1,250	1,351,475
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2046	700	750,239
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB	4.00%	08/15/2042	8,500	9,594,035
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	7,316,940
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB, (INS - AGC)(a)	5.25%	08/15/2034	2,500	2,508,800
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB	5.00%	12/01/2046	5,540	6,455,928
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,979,664
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2057	10,000	11,871,300
Lamar Consolidated Independent School District, Series 2018, GO Bonds	5.00%	02/15/2043	5,000	6,044,200
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	1,900	2,041,189
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,107,380
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	582,255
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,398,780
Mesquite Independent School District, Series 2018, GO Bonds	5.00%	08/15/2048	5,000	6,123,100
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	865,410
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	843,830
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,344,613
North Fort Bend Water Authority, Series 2011, RB, (INS - AGM)(a)	5.00%	12/15/2036	2,500	2,672,425
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,693,000
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,083,914
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	11,270	13,336,242
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,762,850
Prosper Independent School District, Series 2017, GO Bonds	5.00%	02/15/2047	1,000	1,226,390
Prosper Independent School District, Series 2019, GO Bonds	5.00%	02/15/2049	6,500	8,243,625
Richardson Independent School District, Series 2017, GO Bonds	5.00%	02/15/2042	2,285	2,739,555
Rockwall Independent School District, Series 2016, GO Bonds	5.00%	02/15/2046	2,045	2,405,983
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	10,000	12,274,500
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	5,133,200
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	3,135,000
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	10,000	12,919,900
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,393,240
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(a)	5.00%	10/01/2037	1,000	1,003,420
Sherman Independent School District, Series 2018 A, GO Bonds	5.00%	02/15/2045	6,785	8,394,741
Socorro Independent School District, Series 2019, GO Bonds	4.00%	08/15/2044	4,000	4,698,640

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Spring Independent School District, Series 2017, GO Bonds	5.00%	08/15/2042	$2,000	$2,462,980
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	854,768
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2044	3,280	3,794,009
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,629,275
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,696,301
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,215,300
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	6,180,691
Ysleta Independent School District, Series 2017, GO Bonds	5.00%	08/15/2047	2,500	3,015,450
				202,766,117
Utah-0.53%
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2042	2,000	2,296,860
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2047	4,000	4,565,080
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	3,000	3,473,310
				10,335,250
Virginia-0.23%
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,126,680
Roanoke (City of), VA Industrial Development Authority (Carilion Clinic Obligated Group), Series 2005, RB(b)(c)	5.00%	07/01/2020	15	15,057
Roanoke (City of), VA Industrial Development Authority (Carilion Health System), Series 2005 B, RB, (INS - AGM)(a)	5.00%	07/01/2038	985	988,782
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,333,820
				4,464,339
Washington-2.12%
Central Puget Sound Regional Transit Authority, Series 2016 S-1, RB	5.00%	11/01/2041	6,500	7,783,945
Central Puget Sound Regional Transit Authority, Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,618,830
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds	5.00%	12/01/2036	2,000	2,527,420
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2039	14,695	16,554,358
Snohomish (County of) Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,204,800
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	6,133,600
Washington (State of) (SR 520 Corridor Program –Toll Revenue), Series 2011 C, GO Bonds(b)	5.00%	06/01/2041	1,340	1,394,418
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	889,260
				41,106,631
Wisconsin-0.38%
Public Finance Authority (KU Campus Development Corp. - Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,751,300
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,656,255
				7,407,555
TOTAL INVESTMENTS IN SECURITIES(f)-96.91% (Cost $1,785,813,358)				1,883,991,679
OTHER ASSETS LESS LIABILITIES-3.09%				60,091,845
NET ASSETS-100.00%				$1,944,083,524

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	14.10%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.39%
Guam-1.16%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	$1,000	$1,071,540
New York-97.23%
Battery Park (City of), NY Authority, Series 2019, RB	4.00%	11/01/2044	1,000	1,172,370
Battery Park (City of), NY Authority, Series 2019, RB	5.00%	11/01/2049	2,500	3,205,825
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	1,973,540
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,008,460
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	537,075
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	527,099
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,280,620
Metropolitan Transportation Authority, Series 2016 A1, RB	5.25%	11/15/2056	1,000	1,065,220
Metropolitan Transportation Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	1,000	1,057,900
Metropolitan Transportation Authority, Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,101,780
Metropolitan Transportation Authority (Climate Bond), Series 2016 B-1, RB	5.00%	11/15/2046	1,500	1,682,160
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,294,907
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,170,820
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,770,900
New York (City of), NY, Series 2017 A-1, GO Bonds	5.00%	08/01/2038	500	594,475
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,243,060
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,215,460
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,490,420
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB, (INS - AGC)(a)	6.50%	01/01/2046	2,500	2,511,350
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2009, RB, (INS - AGC)(a)	7.00%	03/01/2049	2,000	2,009,640
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,250,650
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,163,180
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,161,550
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,172,520
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,164,400
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,771,230
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,188,330
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,115,830
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,230,640
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	2,000	2,277,280
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,281,300
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,190,490
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2044	5,000	5,545,800
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,210,230
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	528,945
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	1,000	1,614,460
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	1,000	1,063,700
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,206,880
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,088,710
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	1,500	2,207,475
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,640,445
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 B, RB	5.00%	07/01/2050	2,000	2,540,360
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,915,573
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,128,110
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,703,205
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,024,283
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2044	2,000	2,082,100
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,204,960
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,272,660
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	2,500	3,129,525
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,713,314
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,192,900

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	$1,000	$1,189,980
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,494,320
				89,578,416
TOTAL INVESTMENTS IN SECURITIES(b)-98.39% (Cost $86,859,863)				90,649,956
OTHER ASSETS LESS LIABILITIES-1.61%				1,485,771
NET ASSETS-100.00%				$92,135,727

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2020
(Unaudited)
	Shares	Value
Preferred Stocks-99.55%
Automobiles-0.94%
Ford Motor Co.
Pfd., 6.00%	1,318,118	$26,032,830
Pfd., 6.20%(b)	1,234,963	26,304,712
		52,337,542
Banks-32.74%
Associated Banc-Corp., Series E, Pfd., 5.88%(b)	164,285	4,179,410
BancorpSouth Bank, Series A, Pfd., 5.50%(b)	243,028	6,036,815
Bank of America Corp.
Series LL, Pfd., 5.00%(b)	2,377,136	59,428,400
Series KK, Pfd., 5.38%(b)	2,680,004	70,216,105
Series HH, Pfd., 5.88%(b)	1,703,276	45,698,895
Series EE, Pfd., 6.00%	1,522,468	39,614,617
Series GG, Pfd., 6.00%(b)	2,455,227	66,978,593
Series CC, Pfd., 6.20%	1,899,709	49,088,481
BOK Financial Corp., Pfd., 5.38%(b)	244,514	6,181,314
CIT Group, Inc., Series B, Pfd., 5.63%(b)	315,325	6,539,840
Citigroup, Inc.
Series S, Pfd., 6.30%	1,658,506	43,038,231
Series K, Pfd., 6.88%	3,394,351	91,885,082
Series J, Pfd., 7.13%	421,352	11,528,191
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	733,865	16,592,688
Series D, Pfd., 6.35%(b)	498,755	12,603,539
Commerce Bancshares, Inc., Series B, Pfd., 6.00%(b)	274,990	7,215,738
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	416,301	10,290,961
Series A, Pfd., 6.00%(b)	187,826	5,046,885
Series I, Pfd., 6.63%(b)	850,235	23,168,904
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	533,449	13,336,225
First Horizon National Corp., Series A, Pfd., 6.20%(b)	165,921	4,235,963
First Republic Bank
Series J, Pfd., 4.70%	578,137	13,956,227
Series H, Pfd., 5.13%(b)	323,280	8,398,814
Series G, Pfd., 5.50%(b)	277,062	7,292,272
Series I, Pfd., 5.50%	526,187	14,022,884
Series F, Pfd., 5.70%(b)	250,997	6,387,874
Hancock Whitney Corp.
Pfd., 5.95%(b)	269,941	6,972,576
Pfd., 6.25%	121,000	2,990,515
Huntington Bancshares, Inc.
Series C, Pfd., 5.88%(b)	182,554	4,664,255
Series D, Pfd., 6.25%(b)	972,178	24,955,809
IBERIABANK Corp., Series D, Pfd., 6.10%(b)	161,892	3,728,373
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	1,450,499	35,972,375
Series DD, Pfd., 5.75%	2,811,576	75,743,857
Series EE, Pfd., 6.00%(b)	2,454,219	67,810,071
Series AA, Pfd., 6.10%	2,150,814	54,544,643
Series BB, Pfd., 6.15%	2,193,917	55,769,370
KeyCorp
Series G, Pfd., 5.63%(b)	691,544	17,869,497
Series F, Pfd., 5.65%	675,743	17,603,105
Series E, Pfd., 6.13%(b)	877,827	24,649,382
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)	454,635	11,784,139
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	3,213,436	84,834,710
	Shares	Value
Banks-(continued)
Regions Financial Corp.
Series C, Pfd., 5.70%	784,528	$20,170,215
Series A, Pfd., 6.38%(b)	868,935	22,236,047
Series B, Pfd., 6.38%(b)	840,126	22,313,747
SVB Financial Group, Series A, Pfd., 5.25%(b)	565,007	13,950,023
Synovus Financial Corp.
Series E, Pfd., 5.88%	608,778	13,301,799
Series D, Pfd., 6.30%(b)	356,033	8,416,620
TCF Financial Corp., Series C, Pfd., 5.70%(b)	327,981	8,176,566
Texas Capital Bancshares, Inc., Series A, Pfd., 6.50%	444,314	11,156,724
Truist Financial Corp.
Series O, Pfd., 5.25%(b)	132,000	3,352,800
Series H, Pfd., 5.63%(b)	788,852	20,305,050
U.S. Bancorp
Pfd., 5.15%	827,717	21,007,457
Series K, Pfd., 5.50%(b)	1,093,191	29,876,910
Series F, Pfd., 6.50%	1,669,997	44,672,420
Valley National Bancorp
Series B, Pfd., 5.50%(b)	171,746	3,878,025
Series A, Pfd., 6.25%	219,235	5,432,643
Webster Financial Corp., Series F, Pfd., 5.25%(b)	269,451	6,935,669
Wells Fargo & Co.
Series Z, Pfd., 4.75%	3,247,131	77,054,419
Series O, Pfd., 5.13%(b)	939,925	23,432,330
Pfd., 5.20%	999,237	25,030,887
Series X, Pfd., 5.50%	1,976,754	49,932,806
Series Y, Pfd., 5.63%(b)	1,414,147	36,598,124
Series W, Pfd., 5.70%	1,777,772	45,493,185
Series Q, Pfd., 5.85%	3,016,208	75,706,821
Series T, Pfd., 6.00%(b)	200,948	5,154,316
Series V, Pfd., 6.00%	1,603,582	41,196,022
Series R, Pfd., 6.63%	1,462,761	38,967,953
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)	204,356	4,988,330
Series E, Pfd., 6.88%(b)	391,000	10,091,710
Zions Bancorporation N.A.
Series H, Pfd., 5.75%(b)	251,286	6,307,279
Series G, Pfd., 6.30%(b)	20,389	536,842
		1,828,529,364
Capital Markets-10.87%
Affiliated Managers Group, Inc., Pfd., 5.88%(b)	495,970	13,366,392
Apollo Global Management, Inc.
Series A, Pfd., 6.38%(b)	460,008	12,190,212
Series B, Pfd., 6.38%(b)	506,783	13,404,410
Ares Management Corp., Series A, Pfd., 7.00%(b)	566,833	14,709,316
Bank of New York Mellon Corp. (The), Pfd., 5.20%(b)	973,853	24,823,513
Brightsphere Investment Group, Inc., Pfd., 5.13%(b)	210,170	5,029,368
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	1,215,285	31,961,996
Series C, Pfd., 6.00%	1,018,431	25,898,700
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)	1,685,326	43,582,530
Series N, Pfd., 6.30%(b)	1,101,185	28,795,988
Series K, Pfd., 6.38%	1,139,936	30,709,876
KKR & Co., Inc.
Series B, Pfd., 6.50%(b)	280,639	7,274,163
Series A, Pfd., 6.75%	611,491	15,947,685

Invesco Preferred ETF (PGX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Legg Mason, Inc.
Pfd., 5.45%(b)	794,432	$20,281,849
Pfd., 6.38%(b)	486,925	12,952,205
Morgan Stanley
Series L, Pfd., 4.88%(b)	794,010	19,365,904
Series K, Pfd., 5.85%	1,630,851	43,527,413
Series I, Pfd., 6.38%	1,796,967	49,039,230
Series F, Pfd., 6.88%	1,035,808	28,122,187
Series E, Pfd., 7.13%	1,370,770	37,956,621
Northern Trust Corp., Series E, Pfd., 4.70%(b)	639,932	16,081,491
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	433,752	11,247,189
Series A, Pfd., 6.63%	331,460	8,684,252
Prospect Capital Corp., Pfd., 6.25%	348,067	8,701,675
State Street Corp.
Series G, Pfd., 5.35%(b)	810,037	21,757,594
Series D, Pfd., 5.90%	1,207,765	31,112,026
Stifel Financial Corp.
Pfd., 5.20%(b)	409,857	10,603,001
Series C, Pfd., 6.13%	301,610	7,932,343
Series A, Pfd., 6.25%(b)	281,928	7,169,429
Series B, Pfd., 6.25%(b)	194,893	4,989,261
		607,217,819
Chemicals-0.14%
EI du Pont de Nemours & Co., Series B, Pfd., 4.50%	78,394	7,839,400
Commercial Services & Supplies-0.24%
Pitney Bowes, Inc., Pfd., 6.70%(b)	792,472	13,464,099
Consumer Finance-3.61%
Capital One Financial Corp.
Series J, Pfd., 4.80%(b)	1,877,945	41,033,098
Series I, Pfd., 5.00%	2,396,228	55,975,886
Series G, Pfd., 5.20%(b)	971,934	23,958,173
Series H, Pfd., 6.00%(b)	834,903	21,891,157
Series F, Pfd., 6.20%	825,392	21,245,590
Navient Corp., Pfd., 6.00%(b)	568,216	13,012,146
Synchrony Financial, Series A, Pfd., 5.63%	1,202,150	24,583,968
		201,700,018
Diversified Financial Services-1.53%
Equitable Holdings, Inc., Series A, Pfd., 5.25%	1,275,124	30,462,712
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%	412,053	11,001,815
PartnerRe Ltd.
Series I, Pfd., 5.88% (Bermuda)	645,449	16,291,133
Series H, Pfd., 7.25% (Bermuda)(b)	566,907	14,909,654
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	485,819	12,500,123
		85,165,437
Diversified Telecommunication Services-6.14%
AT&T, Inc.
Series C, Pfd., 4.75%	2,694,239	63,934,292
Series A, Pfd., 5.00%(b)	1,924,395	49,476,196
Pfd., 5.35%	2,133,376	56,001,120
Pfd., 5.63%(b)	1,346,656	36,413,578
	Shares	Value
Diversified Telecommunication Services-(continued)
Qwest Corp.
Pfd., 6.13%	1,467,416	$33,222,298
Pfd., 6.50%(b)	1,633,325	38,317,805
Pfd., 6.63%	656,513	15,723,486
Pfd., 6.75%(b)	973,019	23,877,886
Pfd., 6.88%(b)	736,695	17,820,652
Pfd., 7.00%(b)	319,322	8,174,643
		342,961,956
Electric Utilities-9.24%
Alabama Power Co., Series A, Pfd., 5.00%(b)	422,076	11,661,960
Duke Energy Corp.
Pfd., 5.13%(b)	934,565	23,812,716
Pfd., 5.63%(b)	889,405	24,592,048
Series A, Pfd., 5.75%(b)	1,488,225	41,208,950
Entergy Arkansas LLC
Pfd., 4.88%	517,195	13,302,256
Pfd., 4.90%	57,482	1,488,209
Entergy Louisiana LLC
Pfd., 4.88%(b)	471,011	12,260,416
Pfd., 5.25%(b)	470,895	12,036,076
Entergy Mississippi LLC, Pfd., 4.90%(b)	475,589	12,655,423
Entergy New Orleans LLC, Pfd., 5.50%(b)	473,826	12,608,510
Entergy Texas, Inc., Pfd., 5.63%(b)	586,706	15,577,044
Georgia Power Co., Series 2017A, Pfd., 5.00%(b)	483,323	12,576,065
Interstate Power and Light Co., Series D, Pfd., 5.10%(b)	347,127	8,858,681
NextEra Energy Capital Holdings, Inc.
Pfd., 5.00%(b)	825,526	20,910,574
Series I, Pfd., 5.13%(b)	820,964	20,770,389
Series K, Investment Units, 5.25%	820,810	21,045,569
Series N, Pfd., 5.65%(b)	1,147,313	30,897,139
PPL Capital Funding, Inc., Series B, Pfd., 5.90%(b)	746,455	18,810,666
SCE Trust II, Pfd., 5.10%(b)	315,103	7,597,133
SCE Trust III, Series H, Pfd., 5.75%	381,881	8,840,545
SCE Trust IV, Series J, Pfd., 5.38%	565,822	12,527,299
SCE Trust V, Series K, Pfd., 5.45%(b)	566,103	12,861,860
SCE Trust VI, Pfd., 5.00%(b)	1,052,443	23,006,404
Southern Co. (The)
Series 2020, Pfd., 4.95%	1,642,877	40,989,781
Pfd., 5.25%(b)	1,327,720	34,162,236
Pfd., 5.25%(b)	741,661	19,424,102
Pfd., 6.25%(b)	1,631,636	41,737,249
		516,219,300
Equity REITs-8.84%
American Homes 4 Rent
Series F, Pfd., 5.88%(b)	457,532	11,653,340
Series G, Pfd., 5.88%(b)	180,720	4,568,602
Series H, Pfd., 6.25%(b)	179,525	4,748,436
Series E, Pfd., 6.35%(b)	244,552	6,417,044
Series D, Pfd., 6.50%(b)	300,183	7,804,758
Boston Properties, Inc., Series B, Pfd., 5.25%(b)	206,958	5,213,272
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	467,209	11,932,518
Series J, Pfd., 5.25%(b)	429,078	11,095,957
Series K, Pfd., 5.85%(b)	329,464	8,895,528
Series G, Pfd., 5.88%	496,397	12,821,935
Series I, Pfd., 6.35%	425,653	10,909,486
Series C, Pfd., 6.63%(b)	287,322	7,536,456

Invesco Preferred ETF (PGX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Equity REITs-(continued)
Diversified Healthcare Trust
Pfd., 5.63%(b)	635,094	$11,990,575
Pfd., 6.25%(b)	456,461	8,576,902
EPR Properties, Series G, Pfd., 5.75%(b)	279,661	4,863,305
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	257,702	6,543,054
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	453,004	11,057,828
Class M, Pfd., 5.25%(b)	471,277	11,386,052
National Retail Properties, Inc., Series F, Pfd., 5.20%(b)	588,099	13,873,255
Office Properties Income Trust, Pfd., 5.88%(b)	519,187	12,642,203
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	526,606	12,943,976
Series W, Pfd., 5.20%(b)	464,163	11,757,249
Series Y, Pfd., 5.20%(b)	371,572	9,538,253
Series X, Pfd., 5.25%	481,732	12,351,608
Public Storage
Series J, Pfd., 4.70%(b)	24,241	619,115
Series K, Pfd., 4.75%(b)	266,316	6,913,563
Series I, Pfd., 4.88%(b)	170,472	4,428,863
Series E, Pfd., 4.90%(b)	1,061,186	26,943,513
Series D, Pfd., 4.95%	853,295	21,793,154
Series G, Pfd., 5.05%(b)	810,496	21,307,940
Series C, Pfd., 5.13%(b)	523,925	13,517,265
Series F, Pfd., 5.15%(b)	494,113	12,945,761
Series W, Pfd., 5.20%(b)	803,173	20,625,483
Series B, Pfd., 5.40%	950,393	24,472,620
Series H, Pfd., 5.60%(b)	434,492	11,983,289
QTS Realty Trust, Inc., Series A, Pfd., 7.13%	50,546	1,387,993
SITE Centers Corp.
Series K, Pfd., 6.25%(b)	323,530	6,454,424
Series A, Pfd., 6.38%	225,593	4,538,931
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	371,991	9,656,886
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%(b)	312,382	7,465,930
VEREIT, Inc., Series F, Pfd., 6.70%(b)	1,250,075	31,539,392
Vornado Realty Trust
Series M, Pfd., 5.25%(b)	557,917	12,843,249
Series L, Pfd., 5.40%(b)	374,131	8,664,874
Series K, Pfd., 5.70%(b)	588,024	14,435,989
		493,659,826
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%(b)	325,490	8,156,780
Spire, Inc., Series A, Pfd., 5.90%(b)	411,348	11,065,261
		19,222,041
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	311,579	7,976,422
Insurance-14.21%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,482,649	34,782,946
Allstate Corp. (The)
Series I, Pfd., 4.75%	481,353	12,313,010
Pfd., 5.10%(b)	802,782	20,968,666
Series H, Pfd., 5.10%(b)	1,821,704	47,327,870
Series G, Pfd., 5.63%	1,082,523	29,607,004
American Equity Investment Life Holding Co., Series A, Pfd., 5.95%	633,840	14,267,738
	Shares	Value
Insurance-(continued)
American Financial Group, Inc.
Pfd., 5.13%(b)	349,944	$8,685,610
Pfd., 5.88%	69,918	1,854,925
Pfd., 6.00%(b)	200,417	5,098,609
American International Group, Inc., Series A, Pfd., 5.85%	812,011	21,412,730
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	813,224	19,810,137
Series F, Pfd., 5.45%	535,998	13,587,549
Argo Group U.S., Inc., Pfd., 6.50%(b)	210,290	5,377,115
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	498,752	12,344,112
Pfd., 5.63% (Bermuda)	414,768	10,224,031
Pfd., 5.95% (Bermuda)(b)	423,566	10,864,468
Assured Guaranty Municipal Holdings, Inc., Pfd., 6.25%(b)	594,529	15,873,924
Athene Holding Ltd.
Series B, Pfd., 5.63%	527,929	12,965,936
Series A, Pfd., 6.35%	1,426,602	35,864,774
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	942,988	22,311,096
Brighthouse Financial, Inc.
Pfd., 6.25%(b)	678,064	17,629,664
Series A, Pfd., 6.60%(b)	687,568	17,732,379
Series B, Pfd., 6.75%(b)	215,845	5,486,780
Enstar Group Ltd.
Series D, Pfd., 7.00% (Bermuda)	698,588	17,807,008
Series E, Pfd., 7.00% (Bermuda)	165,565	4,193,761
Globe Life, Inc., Pfd., 6.13%(b)	585,585	15,576,561
Hanover Insurance Group, Inc. (The), Pfd., 6.35%(b)	311,748	8,139,740
Hartford Financial Services Group, Inc. (The)
Series G, Pfd., 6.00%	541,053	14,884,368
Pfd., 7.88%	1,021,325	27,698,334
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,501,362	37,263,805
Series E, Pfd., 5.63%(b)	1,401,942	37,123,424
Prudential Financial, Inc.
Pfd., 5.63%(b)	985,242	26,394,633
Pfd., 5.70%(b)	1,166,982	29,758,041
Pfd., 5.75%	975,089	24,816,015
Prudential PLC, Pfd., 6.50% (United Kingdom)	915,911	24,473,142
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	659,074	16,114,359
Pfd., 6.20%(b)	729,246	17,954,037
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	710,055	17,900,487
Series F, Pfd., 5.75% (Bermuda)	402,872	10,470,643
Unum Group, Pfd., 6.25%(b)	526,970	12,742,135
W.R. Berkley Corp.
Pfd., 5.10%(b)	493,018	12,241,637
Pfd., 5.63%(b)	618,309	16,137,865
Pfd., 5.70%(b)	295,078	7,825,469
Pfd., 5.75%	567,648	14,548,818
Pfd., 5.90%(b)	116,262	3,070,479
		793,525,834
Internet & Direct Marketing Retail-1.04%
eBay, Inc., Pfd., 6.00%(b)	1,258,645	32,800,289

Invesco Preferred ETF (PGX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Internet & Direct Marketing Retail-(continued)
QVC, Inc.
Pfd., 6.25%	820,631	$17,192,219
Pfd., 6.38%(b)	361,101	8,048,941
		58,041,449
Leisure Products-0.41%
Brunswick Corp.
Pfd., 6.38%(b)	365,236	9,514,398
Pfd., 6.50%(b)	289,841	7,738,754
Pfd., 6.63%(b)	203,240	5,410,249
		22,663,401
Multi-Utilities-4.23%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(b)	574,981	15,524,487
Pfd., 6.88% (Canada)(b)	487,503	13,284,457
CMS Energy Corp.
Pfd., 5.63%(b)	347,893	9,187,854
Pfd., 5.88%(b)	453,468	12,252,705
Pfd., 5.88%(b)	1,116,151	29,700,778
Dominion Energy, Inc., Series A, Investment Units, 5.25%(b)	1,390,881	36,468,900
DTE Energy Co.
Series E, Investment Units, 5.25%(b)	680,787	17,700,462
Series B, Investment Units, 5.38%	552,907	14,314,762
Series F, Investment Units, 6.00%(b)	684,659	18,287,242
Integrys Holding, Inc., Pfd., 6.00%	624,421	15,922,736
NiSource, Inc., Series B, Pfd., 6.50%(b)	832,881	21,946,414
Sempra Energy, Pfd., 5.75%(b)	1,239,142	31,610,513
		236,201,310
Oil, Gas & Consumable Fuels-2.11%
DCP Midstream L.P.
Series B, Pfd., 7.88%	270,686	5,194,465
Series C, Pfd., 7.95%	187,313	3,648,857
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)	961,106	23,306,821
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%	788,866	16,802,846
Series E, Pfd., 7.60%	1,305,199	28,844,898
Series D, Pfd., 7.63%(b)	712,919	15,470,342
NuStar Energy L.P.
Series B, Pfd., 7.63%	612,281	11,437,409
Series A, Pfd., 8.50%	361,737	7,372,200
Series C, Pfd., 9.00%	277,325	5,926,435
		118,004,273
Real Estate Management & Development-0.41%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	404,528	7,281,504
Series A2, Pfd., 6.38%(b)	516,369	10,327,380
Series A-1, Pfd., 6.50%(b)	255,129	5,151,055
		22,759,939
	Shares	Value
Thrifts & Mortgage Finance-0.40%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%	858,941	$22,384,002
Trading Companies & Distributors-0.61%
Air Lease Corp., Series A, Pfd., 6.15%(b)	433,467	9,557,947
GATX Corp., Pfd., 5.63%(b)	276,951	7,131,488
Triton International Ltd.
Pfd., 6.88% (Bermuda)	203,736	4,604,434
Pfd., 7.38% (Bermuda)	299,620	7,172,903
Pfd., 8.00% (Bermuda)(b)	232,035	5,615,247
		34,082,019
Wireless Telecommunication Services-1.36%
Telephone & Data Systems, Inc.
Pfd., 5.88%(b)	455,447	11,258,650
Pfd., 6.63%	900,291	23,002,435
United States Cellular Corp.
Pfd., 6.95%(b)	564,907	14,546,355
Pfd., 7.25%	557,676	14,588,804
Pfd., 7.25%	486,011	12,655,727
		76,051,971
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $5,676,464,557)		5,560,007,422
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.65%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $36,188,092)	36,188,092	36,188,092
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $5,712,652,649)		5,596,195,514
OTHER ASSETS LESS LIABILITIES-(0.20)%		(11,316,299)
NET ASSETS-100.00%		$5,584,879,215

Invesco Preferred ETF (PGX)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$725,858,655	$(725,858,655)	$-	$-	$-	$398,566
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	20,242,227	331,450,994	(351,693,221)	-	-	-	259,646
Invesco Liquid Assets Portfolio, Institutional Class*	6,758,331	94,681,678	(101,436,584)	-	(3,425)	-	23,630
Invesco Private Government Fund	-	129,209,875	(93,021,783)	-	-	36,188,092	522
Total	$27,000,558	$1,281,201,202	$(1,272,010,243)	$-	$(3,425)	$36,188,092	$682,364

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-93.92%
Arizona-0.57%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	$2,560	$2,643,840
Northern Arizona University, Series 2009, RB(a)(b)	6.69%	06/01/2020	500	500,000
Northern Arizona University, Series 2010, RB(a)(b)	6.59%	08/01/2020	3,000	3,027,270
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,526,519
				7,697,629
California-25.26%
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	6,133,799
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	5,166,216
Beverly Hills (City of), CA Public Financing Authority, Series 2010 C, RB(a)(b)	6.67%	06/01/2020	300	300,000
Beverly Hills (City of), CA Public Financing Authority, Series 2010 C, RB(a)(b)	6.77%	06/01/2020	1,000	1,000,000
California (State of), Series 2009 B, GO Bonds	6.51%	04/01/2039	14,890	15,740,070
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	18,460,799
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	8,860	15,316,636
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	23,091,845
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	13,953,898
California (State of), Series 2010, GO Bonds	5.70%	11/01/2021	7,500	8,010,000
California (State of), Series 2010, GO Bonds	7.95%	03/01/2036	1	1,222
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	7,726,860
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,473,477
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,400,580
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,167,920
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	2,204,180
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,334,781
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	5,051,450
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	3,000	3,683,970
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	3,000	4,233,300
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,582,960
Hayward Unified School District, Series 2010, GO Bonds(a)(b)	7.35%	08/01/2020	2,000	2,020,640
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,234,105
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,322,777
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,424,531
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,514,577
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,956,200
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	250,975
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	579,730
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	3,065,521
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.17%	07/01/2040	8,000	8,024,560
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	7.00%	07/01/2041	1,500	1,572,660
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	3,055,135
Los Angeles (City of), CA Department of Water & Power System, Series 2010, RB	6.57%	07/01/2045	10,000	17,008,700
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	4,849,890
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	634,105
Metropolitan Water District of Southern California, Series 2010, RB	6.95%	07/01/2040	6,000	6,025,440
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(c)	4.06%	06/01/2039	6,000	6,145,620
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(c)	4.26%	06/01/2045	3,000	3,065,610
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,388,790
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,495,240
Oak Valley Hospital District, Series 2010, RB	9.00%	11/01/2039	1,000	970,030
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	4,962,250
Regents of the University of California, Series 2009 F, RB	6.46%	05/15/2029	500	611,215
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	5,335	8,151,827
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	716,600
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,179,800
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,392,300
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	5,161,079
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	2,063,970

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	$2,245	$3,094,037
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,853,920
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,458,286
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	7,772,160
San Jose (City of), CA Successor Agency to the Redevelopment Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,112,460
San Mateo Union High School District, Series 2010 B, GO Bonds(d)	6.73%	09/01/2034	1,000	1,013,420
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,296,789
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,208,440
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,780,760
Temecula (City of), CA Successor Agency to the Redevelopment Agency, Series 2010, RB(a)(b)	7.93%	08/01/2020	1,000	1,011,270
Temecula (City of), CA Successor Agency to the Redevelopment Agency, Series 2010, RB(a)(b)	8.18%	08/01/2020	1,000	1,011,680
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,209,380
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	12,591,576
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	2,110,247
University of California, Series 2015 J, Ref. RB	4.13%	05/15/2045	24,670	29,434,517
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,766,205
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	16,913,700
				343,516,687
Colorado-1.07%
Brighton (City of), CO, Series 2010 B, COP, (INS - AGM)(c)	6.55%	12/01/2030	2,000	2,043,100
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,233,852
Colorado (State of) State University System Board of Governors, Series 2010 B, RB	5.96%	03/01/2033	1,000	1,315,220
Colorado Mesa University, Series 2009 B, RB	5.80%	05/15/2040	1,215	1,612,305
Colorado Springs (City of), CO, Series 2010 B-2, RB	5.74%	11/15/2050	810	818,602
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,080,720
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	644,440
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,546,410
Upper Eagle Regional Water Authority, Series 2010, RB	6.52%	12/01/2039	1,250	1,274,338
				14,568,987
Connecticut-0.73%
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(c)	4.35%	03/01/2039	4,835	5,214,596
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,455,560
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,194,956
				9,865,112
Delaware-0.48%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	6,582,705
District of Columbia-0.64%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	5,053,455
Metropolitan Washington Airports Authority, Series 2009, RB	7.46%	10/01/2046	2,480	3,649,816
				8,703,271
Florida-2.81%
Davie (Town of), FL, Series 2010 B, RB(a)(b)	6.60%	10/01/2020	200	203,664
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.61%	08/15/2040	5,750	5,582,962
JEA Electric System Revenue, Series 2009 F, RB	6.41%	10/01/2034	500	656,885
JEA Electric System Revenue, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,627,788
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	3,111,425
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,500	3,000,725
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,016,100
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,592,152
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,688,363
Miami-Dade (County of), FL School Board, Series 2010 B, COP	6.94%	06/15/2032	2,000	2,005,480
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	2,443,850
Sarasota (City of), FL, Series 2010, RB(a)(b)	5.43%	10/01/2020	200	202,886
Seminole (County of), FL, Series 2010 B, RB(a)(b)	6.44%	10/01/2020	2,000	2,035,420
State Board of Administration Finance Corp., Series 2013 A, RB	3.00%	07/01/2020	4,550	4,558,645
Sunrise (City of), FL, Series 2010 B, RB(a)(b)	5.81%	10/01/2020	1,500	1,522,335
				38,248,680

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-2.26%
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	$8,500	$8,187,370
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,761	13,358,807
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB	6.66%	04/01/2057	6,566	9,198,506
				30,744,683
Hawaii-0.98%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,295,260
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,268,888
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,694,500
University of Hawaii, Series 2010 A-1, RB	5.83%	10/01/2030	3,000	3,039,180
University of Hawaii, Series 2010 A-1, RB	6.03%	10/01/2040	5,000	5,062,900
				13,360,728
Idaho-0.05%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB	6.35%	07/15/2028	595	747,028
Illinois-6.13%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	6,205	5,997,505
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	1,924,620
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,190,120
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.85%	01/01/2038	3,190	3,191,786
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	7,818,275
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	11,462,500
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	10,800,683
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	8,572,719
Illinois (State of), Series 2010 1, GO Bonds	5.56%	02/01/2021	14,795	14,869,419
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	9,802,851
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	200,622
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	320,960
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	225	281,680
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(c)	3.41%	01/01/2043	6,000	5,897,280
				83,331,020
Indiana-0.66%
Indiana University, Series 2010, RB	5.54%	06/01/2030	2,000	2,000,000
Indiana University, Series 2010, RB	5.64%	06/01/2035	1,500	1,500,000
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,208,480
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,280,990
				8,989,470
Kansas-0.04%
Kansas (State of) Development Finance Authority, Series 2010 E2, RB	6.12%	11/01/2029	500	508,975
Kentucky-0.10%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,056,000
Louisville/Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	244,238
				1,300,238
Louisiana-0.11%
Tangipahoa (Parish of), LA Hospital Service District No. 1, Series 2009, RB, (INS - AGC)(c)	7.20%	02/01/2042	1,500	1,504,275
Maryland-0.23%
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,502,868
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,583,250
				3,086,118
Massachusetts-2.10%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,776,268
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	9,433,931
Massachusetts (Commonwealth of), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,662,195
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,723,040
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,125	1,309,050
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	6,252,200

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	$450	$612,959
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,727,805
				28,497,448
Michigan-0.02%
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	308,398
Minnesota-0.23%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,163,290
Mississippi-0.37%
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	3,000	3,663,420
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,323,040
				4,986,460
Missouri-2.36%
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	5,629,050
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,465,280
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,772,500
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,152,020
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	10,000	13,790,500
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,301,920
St. Charles (City of), MO, Series 2010 B, COP	5.65%	02/01/2030	1,000	1,005,020
				32,116,290
Nebraska-0.46%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	6,275,400
Nevada-1.12%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,906,320
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,359,125
Clark (County of), NV, Series 2010 C, GO Bonds(d)	7.00%	07/01/2038	4,560	4,580,748
Nye (County of), NV, Series 2010 B, GO Bonds, (INS - AGM)(c)	6.30%	08/01/2035	1,000	1,005,650
Nye (County of), NV, Series 2010 B, GO Bonds, (INS - AGM)(c)	6.40%	08/01/2040	1,000	1,005,400
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,411,440
				15,268,683
New Hampshire-0.02%
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	339,518
New Jersey-2.83%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	500	580,990
New Jersey (State of) Economic Development Authority, Series 2010 CC-1, RB(a)(b)	6.43%	06/15/2020	3,000	3,005,670
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,008,070
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,962,476
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,254,172
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	6,910,001
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,007,460
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	679,360
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	787,450
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	1,068,624
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,537,275
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,706,950
				38,508,498
New York-16.76%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	371,170
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,124,399
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,350,950
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	8,054,460
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,201,112
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	8,862,690
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,599,759
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	11,485	15,535,185
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	13,200	16,728,228

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	$1,500	$2,058,675
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	11,864,287
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,172,100
New York (City of), NY, Series 2010 H-1, GO Bonds	6.25%	06/01/2035	3,920	3,924,547
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	6,878,250
New York (City of), NY, Series 2010, RB(a)(b)	5.79%	06/15/2020	1,755	1,758,036
New York (City of), NY, Series 2010, RB(a)(b)	6.12%	06/15/2020	6,100	6,111,285
New York (City of), NY, Series 2010, RB	5.79%	06/15/2041	1,170	1,171,603
New York (City of), NY, Series 2011 C-1, GO Bonds	5.82%	10/01/2031	2,710	2,722,412
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	11,486,534
New York (City of), NY, Series 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,322,500
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,608,020
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, RB	6.45%	06/15/2041	1,000	1,001,650
New York (City of), NY Municipal Water Finance Authority, Series 2010 EE, RB	6.49%	06/15/2042	7,425	7,439,702
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,944,577
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	2,165,247
New York (City of), NY Transitional Finance Authority, Series 2011 B-1, RB	5.93%	11/01/2036	6,475	6,574,586
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,329,621
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	228,566
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,509,186
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,362,894
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,607,073
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,425,806
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	1,984,500
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	5,301,750
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	2.03%	02/15/2023	1,245	1,273,037
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	7,548,998
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,588,150
New York (State of) Dormitory Authority (New York University), Series 2019, RB	4.01%	07/01/2049	3,000	3,335,820
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	4,954,400
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,980,300
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,290,580
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,613,900
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	2,001,660
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,758,305
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,516,750
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	2,007,860
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	1,007,590
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	2,015,340
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	3,012,480
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	2,014,240
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	1,011,690
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,589,963
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,928,272
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	712,360
				227,943,055
North Carolina-0.11%
North Carolina State University at Raleigh, Series 2010 B, RB	5.93%	10/01/2030	1,000	1,010,680
University of North Carolina at Chapel Hill, Series 2009, RB	5.76%	12/01/2039	500	501,570
				1,512,250

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-4.43%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	$2,000	$2,815,440
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	16,986,655
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,346,310
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,090	2,864,993
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	11,213,965
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	1,023,340
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,309,200
Franklin (County of), OH (Nationwide Childrens Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	8,139,520
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,310,950
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,507,908
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	2,078,340
Ohio (State of) (Cleveland Clinic Health), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,068,800
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	4,522,200
				60,187,621
Oregon-1.97%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	11,276,300
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	4,261,400
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,460,200
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,436,510
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,334,020
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,012,500
				26,780,930
Pennsylvania-4.48%
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,410,280
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,434,650
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(c)	3.66%	06/01/2038	20,000	22,027,000
Kiski Area School District, Series 2010, GO Bonds(a)(b)	6.53%	09/01/2020	2,000	2,027,140
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,955	5,468,685
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,250,960
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2019 B, Ref. RB	2.97%	08/15/2045	7,000	7,024,990
Pennsylvania (State of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	2,006,405
Pennsylvania (State of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	5,123,850
Pennsylvania (State of) Turnpike Commission, Series 2020 A, Ref. RB	3.44%	12/01/2043	3,000	3,059,850
Quaker Valley School District, Series 2010, GO Bonds(a)(b)	5.96%	10/01/2020	1,000	1,016,220
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,241,810
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,866,352
				60,958,192
South Carolina-1.28%
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	9,050	13,751,022
South Carolina (State of) Public Service Authority, Series 2016 D, RB(a)	2.39%	12/01/2023	1,355	1,376,802
Williamsburg County Public Facilities Corp. (Williamsburg County), Series 2010, RB	6.53%	12/01/2030	2,250	2,292,030
				17,419,854
Tennessee-0.08%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,083,500
Texas-8.41%
Beaumont (City of), TX, Series 2010 B, RB	6.01%	09/01/2030	1,500	1,515,900
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	12,470,500
Channelview Independent School District, Series 2010 B, GO Bonds	5.93%	08/15/2035	2,000	2,005,900
Corpus Christi Independent School District, Series 2010 B, GO Bonds(a)(b)	6.12%	08/15/2020	700	707,301
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,382,120
Dallas Independent School District, Series 2010 C, GO Bonds	6.45%	02/15/2035	5,170	5,325,720
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.89%	11/01/2021	11,820	11,794,705
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.88%	11/01/2022	5,690	5,661,721
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	5,749,308
Denison Independent School District, Series 2020, Ref. GO Bonds	2.74%	08/01/2041	10,000	10,391,000
Hallettsville Independent School District, Series 2010, GO Bonds	6.27%	08/15/2030	605	610,627

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hallettsville Independent School District, Series 2010, GO Bonds	6.47%	08/15/2035	$1,000	$1,009,270
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	1,700	2,841,465
Round Rock Independent School District, Series 2010, GO Bonds(a)(b)	5.77%	08/01/2020	2,000	2,015,620
San Antonio Independent School District, Series 2010, GO Bonds(a)(b)	6.40%	08/15/2020	2,000	2,021,700
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	14,176,650
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020-C, Ref. RB	3.03%	08/15/2041	2,000	1,856,520
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,314,800
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	14,946,349
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,761,250
Texas A&M University System Board of Regents, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,220,020
University of Texas System (The), Series 2020 B, Ref. RB	2.44%	08/15/2049	7,500	7,541,175
				114,319,621
Utah-0.47%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	625,780
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	725	770,305
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,512,243
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,531,907
				6,440,235
Virgin Islands-0.55%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(c)	6.85%	07/01/2035	5,795	7,489,690
Washington-2.53%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	999,188
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,584,998
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	9,041,240
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	2,000	2,327,380
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,190,850
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,684,533
King (County of), WA Public Hospital District No. 1, Series 2010, RB(a)(b)	7.90%	06/15/2020	2,000	2,005,060
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	516,340
Snohomish (County of), WA Public Hospital District No. 3, Series 2010, GO Bonds	6.33%	12/01/2035	1,000	1,018,450
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,235,760
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(c)	5.79%	01/01/2032	2,570	3,367,265
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,566,380
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,810,453
				34,347,897
Wisconsin-1.22%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	3,246,870
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	7,645,350
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,569,950
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	1,012,480
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	2,060,720
				16,535,370
Total Municipal Obligations (Cost $1,167,015,564)				1,277,237,806
U.S. Dollar Denominated Bonds & Notes-3.29%
California-1.08%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	7,449,732
Pepperdine University	3.30%	12/01/2059	5,000	5,231,068
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,998,580
				14,679,380
Connecticut-0.29%
Wesleyan University	3.37%	07/01/2050	4,000	3,903,433
District of Columbia-0.23%
Association of American Medical Colleges	3.32%	10/01/2041	3,000	3,097,120

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.15%
Colby College	3.20%	07/01/2054	$2,000	$2,035,861
Massachusetts-0.31%
Whitehead Institute for Biomedical Research	3.28%	12/01/2050	4,000	4,235,546
Minnesota-0.17%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,382,212
New Hampshire-0.17%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,287,920
New York-0.62%
Montefiore Medical Center	2.90%	04/20/2032	1,170	1,259,170
Montefiore Obligated Group, (INS - AGM)(c)	3.79%	09/01/2050	7,000	7,199,859
				8,459,029
Texas-0.27%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,684,650
Total U.S. Dollar Denominated Bonds & Notes (Cost $42,669,900)				44,765,151
			Shares
Money Market Funds-2.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(e)(f) (Cost $29,953,417)			29,953	29,953,417
TOTAL INVESTMENTS IN SECURITIES(g)-99.41% (Cost $1,239,638,881)				1,351,956,374
OTHER ASSETS LESS LIABILITIES-0.59%				8,085,689
NET ASSETS-100.00%				$1,360,042,063

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$21,268,011	$305,037,772	$(296,352,366)	$-	$-	$29,953,417	$329,247

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.94%
U.S. Treasury Bills-45.53%(a)
0.02%–1.55%, 07/02/2020	$7,564,000	$7,563,153
0.01%–0.13%, 07/09/2020	8,314,000	8,312,925
0.02%–1.74%, 07/16/2020	13,463,000	13,460,939
0.13%, 07/21/2020	15,000,000	14,997,448
0.08%–0.11%, 07/23/2020	20,000,000	19,996,461
0.13%, 07/28/2020	15,000,000	14,997,091
0.03%–1.52%, 07/30/2020	17,343,000	17,339,376
0.11%–0.40%, 08/06/2020	24,158,000	24,152,021
0.03%–1.72%, 08/13/2020	18,079,000	18,074,463
0.11%–0.17%, 08/20/2020	11,369,000	11,365,526
0.03%–0.14%, 08/27/2020	17,717,000	17,711,220
0.12%–0.16%, 09/03/2020	12,530,000	12,525,302
0.03%–1.70%, 09/10/2020	22,336,000	22,326,444
0.09%–0.12%, 09/24/2020	4,907,000	4,904,531
0.17%, 10/01/2020	8,700,000	8,695,430
0.01%–1.48%, 10/08/2020	12,562,000	12,555,135
0.11%–0.13%, 10/15/2020	14,500,000	14,491,783
0.16%, 10/22/2020	10,000,000	9,993,744
0.15%, 10/29/2020	10,000,000	9,993,229
0.04%–1.46%, 11/05/2020	5,715,000	5,711,075
0.16%, 11/12/2020	14,000,000	13,990,035
0.16%, 11/19/2020	12,000,000	11,990,310
0.16%, 11/27/2020	12,000,000	11,990,453
0.11%–0.12%, 12/03/2020	15,000,000	14,987,385
0.14%–0.15%, 01/28/2021	12,000,000	11,986,544
0.12%–0.39%, 02/25/2021	7,992,000	7,981,923
0.13%–0.14%, 03/25/2021	15,000,000	14,976,797
0.13%–0.16%, 04/22/2021	15,000,000	14,976,471
		372,047,214
	Principal Amount	Value
U.S. Treasury Notes-54.41%
1.50%, 07/15/2020	$10,528,000	$10,545,679
1.63% - 2.63%, 07/31/2020	28,473,000	28,569,914
2.63%, 08/15/2020	19,897,000	19,999,633
1.38% - 2.63%, 08/31/2020	40,371,000	40,582,798
1.38%, 09/15/2020	19,099,000	19,166,518
1.38% - 2.75%, 09/30/2020	55,621,000	55,966,663
1.63%, 10/15/2020	17,920,000	18,015,900
1.38% - 2.88%, 10/31/2020	63,164,000	63,628,342
1.75% - 2.63%, 11/15/2020	18,484,000	18,655,585
1.63% - 2.75%, 11/30/2020	40,071,000	40,461,308
1.88%, 12/15/2020	10,604,000	10,701,341
1.75% - 2.50%, 12/31/2020	25,791,000	26,083,050
2.00%, 01/15/2021	5,832,000	5,898,407
1.38% - 2.13%, 01/31/2021	21,208,000	21,429,607
2.25% - 3.63%, 02/15/2021	21,640,000	22,034,539
2.00% - 2.50%, 02/28/2021	30,126,000	30,579,452
2.25%, 04/30/2021	12,000,000	12,226,172
		444,544,908
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $814,731,119)		816,592,122
OTHER ASSETS LESS LIABILITIES-0.06%		498,712
NET ASSETS-100.00%		$817,090,834
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.65%
Automobiles-0.69%
General Motors Financial Co., Inc.
Series A, 5.75%(b)	$7,840,000	$6,500,811
Series B, 6.50%(b)(c)	4,015,000	3,419,756
		9,920,567
Banks-36.29%
Bank of America Corp.
Series AA, 6.10%(b)	15,055,000	15,855,851
Series DD, 6.30%(b)(c)	7,920,000	8,679,013
Series FF, 5.88%(b)	18,555,000	18,929,533
Series JJ, 5.13%(b)	7,900,000	7,668,491
Series MM, 4.30%(b)	8,675,000	7,818,344
Series U, 5.20%(b)(c)	7,791,000	7,502,655
Series X, 6.25%(b)	15,765,000	16,426,263
Series Z, 6.50%(b)	11,188,000	12,064,636
Citigroup, Inc.
5.90%(b)(c)	5,925,000	5,987,153
Series A, 5.95%(b)	11,716,000	11,776,806
Series D, 5.35%(b)(c)	10,085,000	9,283,142
Series M, 6.30%(b)	13,985,000	13,989,195
Series P, 5.95%(b)	16,062,000	16,452,387
Series Q, 5.95%(b)	9,883,000	9,240,605
Series R, 6.13%(b)	12,013,000	11,708,470
Series T, 6.25%(b)	11,877,000	12,658,922
Series U, 5.00%(b)	11,900,000	11,148,812
Series V, 4.70%(b)	11,800,000	10,288,125
Citizens Financial Group, Inc., Series F, 5.65%(b)	1,980,000	1,952,775
Comerica, Inc., 5.63%(b)	3,225,000	3,215,325
Fifth Third Bancorp, 5.10%(b)	4,710,000	4,206,948
Huntington Bancshares, Inc.
Series E, 5.70%(b)	4,029,000	3,507,204
Series F, 5.63%(b)	1,980,000	1,994,850
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)	9,975,000	9,231,763
Series FF, 5.00%(b)	17,471,000	16,415,839
Series HH, 4.60%(b)	23,575,000	20,935,779
Series I, 4.23% (3 mo. USD LIBOR + 3.47%)(b)(d)	23,241,000	20,725,046
Series II, 4.00%(b)	11,900,000	10,241,437
Series Q, 5.15%(b)	12,045,000	11,569,102
Series R, 6.00%(b)	11,690,000	11,828,000
Series S, 6.75%(b)	15,680,000	16,710,098
Series U, 1.51% (3 mo. USD LIBOR + 0.95%), 02/02/2037(d)	2,640,000	2,062,804
Series U, 6.13%(b)	7,990,000	8,105,416
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(b)(d)	19,819,000	16,885,887
Series W, 1.39% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	4,731,000	3,081,986
Series X, 6.10%(b)	12,603,000	13,041,647
Series Z, 4.49% (3 mo. USD LIBOR + 3.80%)(b)(d)	15,890,000	14,651,931
KeyCorp, Series D, 5.00%(b)	4,165,000	3,897,753
M&T Bank Corp.
Series E, 6.45%(b)	2,790,000	2,875,639
Series F, 5.13%(b)	3,970,000	3,973,315
Series G, 5.00%(b)	3,150,000	3,100,561
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series O, 6.75%(b)	$7,855,000	$7,882,492
Series R, 4.85%(b)	3,895,000	3,708,079
Series S, 5.00%(b)	4,175,000	4,178,486
Truist Financial Corp.
Series L, 5.05%(b)	5,850,000	5,325,314
Series M, 5.13%(b)	3,930,000	3,717,053
Series N, 4.80%(b)	13,500,000	12,848,017
U.S. Bancorp
Series I, 5.13%(b)(c)	5,890,000	5,829,039
Series J, 5.30%(b)	7,940,000	8,006,180
USB Capital IX, 3.50%(b)	5,380,000	4,394,088
Wachovia Capital Trust III, 5.57% (3 mo. USD LIBOR + 0.93%)(b)(d)	19,624,000	19,594,172
Wells Fargo & Co.
Series S, 5.90%(b)	15,564,000	15,483,145
Series U, 5.88%(b)(c)	15,546,000	16,550,349
		519,205,922
Capital Markets-10.57%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c)	3,895,000	3,683,482
Series E, 4.95%(b)	7,890,000	7,362,790
Series F, 4.63%(b)	7,936,000	7,744,227
Series G, 4.70%(b)(c)	7,965,000	8,213,906
Charles Schwab Corp. (The)
7.00%(b)(c)	3,135,000	3,290,778
Series E, 4.63%(b)	4,735,000	4,452,368
Series F, 5.00%(b)	3,940,000	3,815,161
Series G, 5.38%(b)	19,950,000	20,997,375
E*TRADE Financial Corp.
Series A, 5.88%(b)	3,235,000	3,329,769
Series B, 5.30%(b)	2,400,000	2,221,176
Goldman Sachs Capital II, 4.00%(b)	5,957,000	5,063,450
Goldman Sachs Group, Inc. (The)
Series M, 4.37% (3 mo. USD LIBOR + 3.92%)(b)(d)	15,905,000	14,260,343
Series O, 5.30%(b)	5,205,000	5,248,384
Series P, 5.00%(b)(c)	11,810,000	10,815,622
Series Q, 5.50%(b)(c)	3,950,000	4,051,495
Series R, 4.95%(b)(c)	4,650,000	4,467,232
Series S, 4.40%(b)	2,775,000	2,514,844
Mellon Capital IV, Series 1, 4.00%(b)(c)	3,980,000	3,565,105
Morgan Stanley
Series H, 4.83% (3 mo. USD LIBOR + 3.61%)(b)(d)	10,324,000	8,999,895
Series J, 5.55%(b)	11,890,000	10,584,835
Northern Trust Corp., Series D, 4.60%(b)(c)	3,945,000	3,810,219
State Street Corp.
1.74% (3 mo. USD LIBOR + 1.00%), 06/15/2047(d)	4,186,000	3,371,462
Series F, 5.25%(b)	5,950,000	5,609,244
Series H, 5.63%(b)	3,890,000	3,781,099
		151,254,261
Consumer Finance-1.47%
American Express Co.
Series B, 3.82% (3 mo. USD LIBOR + 3.43%)(b)(d)	6,055,000	5,078,631
Series C, 4.03% (3 mo. USD LIBOR + 3.29%)(b)(d)	6,733,000	5,632,289

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2020
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Capital One Financial Corp., Series E, 4.15%(b)	$7,588,000	$6,185,851
Discover Financial Services, Class C, 5.50%(b)	4,630,000	4,170,774
		21,067,545
Diversified Financial Services-0.41%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043	3,114,000	3,112,316
5.25%, 04/20/2046	2,670,000	2,813,108
		5,925,424
Electric Utilities-1.61%
Duke Energy Corp., 4.88%(b)	7,850,000	7,933,956
NextEra Energy Capital Holdings, Inc.
3.50% (3 mo. USD LIBOR + 2.07%), 10/01/2066(d)	2,597,000	2,056,162
4.80%, 12/01/2077	4,320,000	4,411,399
5.65%, 05/01/2079	4,000,000	4,329,951
Southern Co. (The), Series B, 5.50%, 03/15/2057	4,271,000	4,331,150
		23,062,618
Industrial Conglomerates-2.39%
General Electric Co., series D, 5.00%(b)	44,514,000	34,234,605
Insurance-7.35%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048	6,425,000	6,765,277
Allstate Corp. (The), Series B, 5.75%, 08/15/2053	6,304,000	6,422,143
American International Group, Inc., Series A-9, 5.75%, 04/01/2048	5,929,000	6,036,700
AXIS Specialty Finance LLC, 4.90%, 01/15/2040	3,309,000	3,020,332
Everest Reinsurance Holdings, Inc., 2.78% (3 mo. USD LIBOR + 2.38%), 05/15/2037(d)	2,024,000	1,526,977
Lincoln National Corp.
2.74% (3 mo. USD LIBOR + 2.36%), 05/17/2066(d)	5,855,000	3,991,617
3.18% (3 mo. USD LIBOR + 2.04%), 04/20/2067(d)	3,810,000	2,574,969
Markel Corp., 6.00%(b)	4,870,000	4,882,175
MetLife, Inc.
Series C, 5.25%(b)	11,575,000	10,381,328
Series D, 5.88%(b)	3,915,000	4,074,791
Principal Financial Group, Inc., 3.44% (3 mo. USD LIBOR + 3.04%), 05/15/2055(d)	3,193,000	2,883,263
Progressive Corp. (The), Series B, 5.38%(b)	3,940,000	3,800,169
Prudential Financial, Inc.
5.88%, 09/15/2042	7,940,000	8,456,100
5.63%, 06/15/2043	11,628,000	12,058,585
5.20%, 03/15/2044	3,935,000	3,975,353
5.38%, 05/15/2045	8,022,000	8,287,706
4.50%, 09/15/2047	5,850,000	5,804,734
5.70%, 09/15/2048	7,840,000	8,459,497
Reinsurance Group of America, Inc., 3.41% (3 mo. USD LIBOR + 2.67%), 12/15/2065(c)(d)	2,530,000	1,716,466
		105,118,182
	Principal Amount	Value
Machinery-0.41%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060	$5,900,000	$5,847,852
Media-0.70%
ViacomCBS, Inc.
5.88%, 02/28/2057	5,055,000	4,828,308
6.25%, 02/28/2057	5,171,000	5,235,069
		10,063,377
Multi-Utilities-1.75%
CenterPoint Energy, Inc., Series A, 6.13%(b)	6,337,000	6,023,667
CMS Energy Corp., 4.75%, 06/01/2050	3,975,000	4,072,131
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054	5,375,000	5,506,700
Series B, 4.65%(b)	6,240,000	6,109,491
WEC Energy Group, Inc., 2.51% (3 mo. USD LIBOR + 2.11%), 05/15/2067(d)	4,016,000	3,250,358
		24,962,347
Oil, Gas & Consumable Fuels-6.46%
Enbridge, Inc. (Canada)
5.50%, 07/15/2077	7,790,000	7,194,493
6.25%, 03/01/2078	6,720,000	6,462,926
Energy Transfer Operating L.P.
Series A, 6.25%(b)	7,445,000	5,671,192
Series F, 6.75%(b)	4,056,000	3,386,963
Series G, 7.13%(b)	8,800,000	7,271,000
Enterprise Products Operating LLC
5.38%, 02/15/2078	5,451,000	4,895,843
Series D, 4.88%, 08/16/2077	5,485,000	4,810,318
Series E, 5.25%, 08/16/2077	7,889,000	7,121,834
Plains All American Pipeline L.P., Series B, 6.13%(b)	6,383,000	4,583,983
TransCanada PipeLines Ltd. (Canada), 2.60% (3 mo. USD LIBOR + 2.21%), 05/15/2067(d)	7,958,000	5,555,837
Transcanada Trust (Canada)
5.63%, 05/20/2075	5,900,000	5,715,419
5.30%, 03/15/2077	11,980,000	11,461,805
5.50%, 09/15/2079	8,850,000	8,645,963
Series 16-A, 5.88%, 08/15/2076(c)	9,422,000	9,676,394
		92,453,970
Trading Companies & Distributors-0.28%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079	5,718,000	3,940,274
Wireless Telecommunication Services-1.27%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079	15,665,000	18,164,141
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,103,196,560)		1,025,221,085
	Shares
Preferred Stocks-27.53%
Banks-8.68%
Banco Santander S.A., Series 6, Pfd., 4.00% (Spain)(c)	113,185	2,355,380
Bank of America Corp.
Series 2, Pfd., 3.00%(c)	94,654	1,840,074
Series 4, Pfd., 4.00%(c)	66,933	1,538,120
Series 5, Pfd., 4.00%	133,836	2,912,271
Series E, Pfd., 4.00%	100,956	2,342,179
Series K, Pfd., 6.45%(c)	336,743	8,873,178

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Banks-(continued)
Citigroup, Inc.
Series K, Pfd., 6.88%	477,264	$12,919,537
Series J, Pfd., 7.13%	301,287	8,243,212
Citizens Financial Group, Inc., Series D, Pfd., 6.35%	95,990	2,425,667
Fifth Third Bancorp, Series I, Pfd., 6.63%	142,332	3,878,547
FNB Corp., Pfd., 7.25%(c)	35,476	977,009
IBERIABANK Corp., Series D, Pfd., 6.10%(c)	32,456	747,462
KeyCorp, Series E, Pfd., 6.13%(c)	159,915	4,490,413
People’s United Financial, Inc., Series A, Pfd., 5.63%	81,607	2,115,254
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	479,752	12,665,453
Regions Financial Corp.
Series C, Pfd., 5.70%	159,793	4,108,278
Series B, Pfd., 6.38%	158,484	4,209,335
Synovus Financial Corp.
Series E, Pfd., 5.88%	111,842	2,443,748
Series D, Pfd., 6.30%	63,860	1,509,650
Truist Financial Corp., Series I, Pfd., 4.00%(c)	54,645	1,248,092
U.S. Bancorp
Series B, Pfd., 3.50%	319,065	6,419,588
Series F, Pfd., 6.50%	349,093	9,338,238
Valley National Bancorp
Series B, Pfd., 5.50%(c)	31,664	714,973
Series A, Pfd., 6.25%	37,071	918,619
Wells Fargo & Co.
Series Q, Pfd., 5.85%	551,508	13,842,851
Series R, Pfd., 6.63%	268,163	7,143,862
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	41,064	1,002,372
Series E, Pfd., 6.88%	68,600	1,770,566
Zions Bancorporation N.A., Series G, Pfd., 6.30%	44,355	1,167,867
		124,161,795
Capital Markets-5.61%
Goldman Sachs Group, Inc. (The)
Series A, Pfd., 3.75%	241,099	4,952,173
Series C, Pfd., 4.00%(c)	63,798	1,367,829
Series D, Pfd., 4.00%(c)	429,748	9,273,962
Series J, Pfd., 5.50%	319,653	8,266,227
Series K, Pfd., 6.38%	222,800	6,002,232
Morgan Stanley
Series A, Pfd., 4.00%	352,193	7,674,285
Series K, Pfd., 5.85%	320,214	8,546,512
Series I, Pfd., 6.38%	320,761	8,753,568
Series F, Pfd., 6.88%	269,949	7,329,115
Series E, Pfd., 7.13%	274,539	7,601,985
State Street Corp.
Series G, Pfd., 5.35%(c)	160,040	4,298,674
Series D, Pfd., 5.90%	239,317	6,164,806
		80,231,368
Consumer Finance-1.32%
GMAC Capital Trust I, Series 2, Pfd., (3 mo. USD LIBOR + 5.79%), 6.18%(d)	835,441	18,872,612
Diversified Financial Services-1.58%
Citigroup Capital XIII, Pfd., (3 mo. USD LIBOR + 6.37%), 7.13%(d)	715,955	19,330,785
	Shares	Value
Diversified Financial Services-(continued)
Compass Diversified Holdings, Series B, Pfd., 7.88%	31,526	$729,196
Voya Financial, Inc., Series B, Pfd., 5.35%	96,331	2,478,597
		22,538,578
Electric Utilities-0.45%
SCE Trust III, Series H, Pfd., 5.75%	87,847	2,033,658
SCE Trust IV, Series J, Pfd., 5.38%	103,044	2,281,394
SCE Trust V, Series K, Pfd., 5.45%	95,667	2,173,555
		6,488,607
Food Products-0.51%
CHS, Inc.
Series 3, Pfd., 6.75%	157,398	3,922,358
Series 2, Pfd., 7.10%	134,386	3,424,155
		7,346,513
Insurance-2.59%
Aegon N.V., Series 1, Pfd., 4.00% (Netherlands)(c)	77,940	1,664,798
Allstate Corp. (The), Pfd., 5.10%	159,736	4,172,304
American Equity Investment Life Holding Co., Series A, Pfd., 5.95%(c)	128,530	2,893,210
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)	88,785	2,277,335
Athene Holding Ltd., Series A, Pfd., 6.35%	274,531	6,901,709
Enstar Group Ltd., Series D, Pfd., 7.00% (Bermuda)	127,728	3,255,787
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%	190,613	5,169,425
MetLife, Inc., Series A, Pfd., 4.00%(c)	190,547	4,466,422
Reinsurance Group of America, Inc.
Pfd., 5.75%	128,519	3,142,290
Pfd., 6.20%	128,520	3,164,163
		37,107,443
Marine-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)	48,052	988,910
Mortgage REITs-2.94%
AG Mortgage Investment Trust, Inc., Series C, Pfd., 8.00%	37,159	375,306
AGNC Investment Corp.
Series F, Pfd., 6.13%(c)	182,700	3,906,126
Series E, Pfd., 6.50%	128,391	2,869,539
Series D, Pfd., 6.88%(c)	73,887	1,680,190
Series C, Pfd., 7.00%(c)	102,822	2,371,075
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%	134,656	2,860,093
Series I, Pfd., 6.75%	140,669	3,070,804
Series F, Pfd., 6.95%	228,087	4,965,454
Chimera Investment Corp.
Series C, Pfd., 7.75%	83,220	1,527,087
Series B, Pfd., 8.00%	103,850	1,926,418
Series D, Pfd., 8.00%	63,694	1,171,970
Dynex Capital, Inc., Series C, Pfd., 6.90%	30,246	672,974
Ellington Financial, Inc., Pfd., 6.75%(c)	36,697	701,280
Exantas Capital Corp., Pfd., 8.63%	38,569	405,360
New Residential Investment Corp.
Series C, Pfd., 6.38%	127,137	2,250,325
Series B, Pfd., 7.13%	89,975	1,692,430
Series A, Pfd., 7.50%(c)	49,330	993,013

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
New York Mortgage Trust, Inc.
Series E, Pfd., 7.88%	53,257	$1,002,297
Series D, Pfd., 8.00%(c)	41,470	780,465
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%	61,782	1,361,058
Series A, Pfd., 8.13%(c)	36,421	827,849
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(c)	95,237	1,869,502
Series B, Pfd., 7.63%	90,933	1,833,209
Series A, Pfd., 8.13%	45,959	1,000,987
		42,114,811
Multi-Utilities-0.89%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)	110,481	2,982,987
Pfd., 6.88% (Canada)	91,041	2,480,867
Integrys Holding, Inc., Pfd., 6.00%	121,450	3,096,975
NiSource, Inc., Series B, Pfd., 6.50%	159,224	4,195,553
		12,756,382
Oil, Gas & Consumable Fuels-2.36%
Altera Infrastructure L.P., Series E, Pfd., 8.88%	38,203	657,092
DCP Midstream L.P.
Series B, Pfd., 7.88%	51,817	994,368
Series C, Pfd., 7.95%	35,533	692,183
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)	191,962	4,655,078
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%	139,148	2,963,852
Series E, Pfd., 7.60%	246,138	5,439,650
Series D, Pfd., 7.63%	138,369	3,002,607
GasLog Partners L.P.
Series B, Pfd., 8.20% (Monaco)	36,767	655,556
Series C, Pfd., 8.50% (Monaco)	31,914	561,686
Series A, Pfd., 8.63% (Monaco)	45,984	862,200
NGL Energy Partners L.P., Series B, Pfd., 9.00%	99,352	1,718,790
NuStar Energy L.P.
Series B, Pfd., 7.63%	123,998	2,316,283
Series A, Pfd., 8.50%	72,449	1,476,511
Series C, Pfd., 9.00%	55,202	1,179,667
NuStar Logistics L.P., Pfd., (3 mo. USD LIBOR + 6.73%), 7.95%(d)	126,398	2,688,485
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P., Series A, Pfd., 9.00%	39,685	$952,440
Teekay LNG Partners L.P., Series B, Pfd., 8.50% (Bermuda)	54,302	1,240,801
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)	37,142	729,469
Series F, Pfd., 9.50% (Greece)	47,552	946,760
		33,733,478
Thrifts & Mortgage Finance-0.36%
Merchants Bancorp, Series B, Pfd., 6.00%(c)	40,293	946,885
New York Community Bancorp, Inc., Series A, Pfd., 6.38%	162,611	4,237,643
		5,184,528
Trading Companies & Distributors-0.17%
Air Lease Corp., Series A, Pfd., 6.15%	79,038	1,742,788
Fortress Transportation & Infrastructure Investors LLC, Series B, Pfd., 8.00%(c)	36,873	640,484
		2,383,272
Total Preferred Stocks (Cost $434,896,084)		393,908,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $1,538,092,644)		1,419,129,382
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.57%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $36,678,975)	36,678,975	36,678,975
TOTAL INVESTMENTS IN SECURITIES-101.75% (Cost $1,574,771,619)		1,455,808,357
OTHER ASSETS LESS LIABILITIES-(1.75)%		(24,973,618)
NET ASSETS-100.00%		$1,430,834,739

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Perpetual bond with no specified maturity date.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$-	$128,229,384	$(128,229,384)	$-	$-	$-	$50,464
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	31,744,202	189,278,585	(221,022,787)	-	-	-	335,128
Invesco Liquid Assets Portfolio, Institutional Class*	10,598,241	54,944,895	(65,536,582)	(47)	(6,507)	-	34,664
Invesco Private Government Fund	-	126,859,047	(90,180,072)	-	-	36,678,975	583
Total	$42,342,443	$499,311,911	$(504,968,825)	$(47)	$(6,507)	$36,678,975	$420,839

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco VRDO Tax-Free Weekly ETF (PVI)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.31%
Arizona-5.18%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2008 F, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.08%	01/01/2029	$150	$150,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program), Series 2005 B, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.10%	07/01/2035	2,500	2,500,000
				2,650,000
Colorado-4.50%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	0.17%	11/01/2036	2,300	2,300,000
Florida-5.87%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.12%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.15%	10/01/2038	1,500	1,500,000
				3,000,000
Indiana-4.89%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.14%	05/15/2038	2,500	2,500,000
Louisiana-4.50%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.10%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.12%	07/01/2047	300	300,000
				2,300,000
Maryland-4.30%
Washington (State of) Suburban Sanitary District, Series 2015 A-2, VRD GO BAN(a)	0.12%	06/01/2023	2,200	2,200,000
Massachusetts-9.78%
Massachusetts (Commonwealth of), Series 2001 C, Ref. VRD GO Bonds(a)	0.14%	01/01/2021	200	200,000
Massachusetts (State of) Health & Educational Facilities Authority (Partners Healthcare), Series 1997 P1, VRD RB(a)	0.08%	07/01/2027	2,500	2,500,000
University of Massachusetts Building Authority, Series 2008 1, VRD RB(a)	0.10%	05/01/2038	2,300	2,300,000
				5,000,000
Michigan-7.82%
Michigan (State of) Building Authority (Facilities Program), Series 2007, Ref. VRD RB, (LOC - Citibank N.A.)(a)(b)	0.12%	10/15/2042	1,500	1,500,000
Michigan State University Board of Trustees, Series 2000 A-1, VRD RB, (CEP - Royal Bank of Canada)(a)	0.08%	08/15/2030	2,500	2,500,000
				4,000,000
Missouri-5.28%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	0.12%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.12%	05/15/2038	2,400	2,400,000
				2,700,000
Nevada-4.89%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America N.A.)(a)(b)	0.12%	07/01/2029	2,500	2,500,000
New York-16.72%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.13%	11/01/2038	1,500	1,500,000
Build NYC Resource Corp., Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.11%	04/01/2045	2,500	2,500,000
Nassau (County of), NY Interim Finance Authority, Series 2008 B, VRD RB(a)	0.10%	11/15/2021	1,600	1,600,000
New York (State of) Housing Finance Agency, Series 2003 L, Ref. VRD RB, (LOC - Bank of America N.A.)(a)(b)	0.13%	09/15/2021	100	100,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing), Series 2015 A, VRD RB, (LOC - Bank of China Ltd.)(a)(b)	0.12%	05/01/2050	1,450	1,450,000
New York State Urban Development Corp., Series 2008 A-1, Ref. VRD RB, (LOC - Wells Fargo Bank N.A.)(a)(b)	0.11%	01/01/2030	1,400	1,400,000
				8,550,000

Invesco VRDO Tax-Free Weekly ETF (PVI)—(continued)
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.46%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.11%	07/01/2036	$100	$100,000
University of North Carolina at Chapel Hill, Series 2003 B, Ref. VRD RB(a)	0.13%	02/01/2029	135	135,000
				235,000
Ohio-4.89%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.11%	11/15/2041	2,500	2,500,000
Pennsylvania-3.91%
General Authority of Southcentral Pennsylvania (Wellspan Health Obligated Group), Series 2019 D, Ref. VRD RB(a)	0.17%	06/01/2037	2,000	2,000,000
Tennessee-2.95%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC - Bank of America N.A.)(a)(b)	0.16%	06/01/2026	1,510	1,510,000
Texas-6.65%
Houston (City of), TX, Series 2010, Ref. VRD RB(a)	0.13%	07/01/2030	2,500	2,500,000
University of Texas System Board of Regents, Series 2008 B, VRD RB(a)	0.07%	08/01/2025	900	900,000
				3,400,000
Washington-3.72%
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2004, VRD Ref. RB(a)	0.15%	10/01/2029	1,900	1,900,000
TOTAL INVESTMENTS IN SECURITIES(d)-96.31% (Cost $49,245,000)				49,245,000
OTHER ASSETS LESS LIABILITIES-3.69%				1,887,746
NET ASSETS-100.00%				$51,132,746

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
BAN	-Bond Anticipation Notes
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	9.44%
Bank of America N.A.	8.35%
TD Bank, N.A.	8.12%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the funds listed below, as of May 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$265,220,653	$-	$265,220,653
Money Market Funds	43,338	-	-	43,338
Total Investments	$43,338	$265,220,653	$-	$265,263,991
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$715,381,618	$-	$-	$715,381,618
Money Market Funds	-	25,541,862	-	25,541,862
Total Investments	$715,381,618	$25,541,862	$-	$740,923,480
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$609,816,483	$-	$609,816,483
Money Market Funds	2,761,112	20,267,846	-	23,028,958
Total Investments	$2,761,112	$630,084,329	$-	$632,845,441
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$63,607,128	$-	$63,607,128
Money Market Funds	326,282	638,896	-	965,178
Total Investments	$326,282	$64,246,024	$-	$64,572,306
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$5,560,007,422	$-	$-	$5,560,007,422
Money Market Funds	-	36,188,092	-	36,188,092
Total Investments	$5,560,007,422	$36,188,092	$-	$5,596,195,514
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,277,237,806	$-	$1,277,237,806
U.S. Dollar Denominated Bonds & Notes	-	44,765,151	-	44,765,151
Money Market Funds	29,953,417	-	-	29,953,417
Total Investments	$29,953,417	$1,322,002,957	$-	$1,351,956,374

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,025,221,085	$-	$1,025,221,085
Preferred Stocks	393,908,297	-	-	393,908,297
Money Market Funds	-	36,678,975	-	36,678,975
Total Investments	$393,908,297	$1,061,900,060	$-	$1,455,808,357
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.